ALLIANCE MUNICIPAL INCOME FUND

SEMI-ANNUAL REPORT
APRIL 30, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                           ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

June 26, 1998

Dear Shareholder:

We are pleased to report municipal market activity and investment results for Alliance Municipal Income Fund's semi-annual reporting period ended April 30, 1998.


ALLIANCE MUNICIPAL INCOME FUND - CLASS A SHARES
Periods Ended April 30, 1998

                               6 MONTHS                     12 MONTHS              SINCE INCEPTION
                     --------------------------   --------------------------   --------------------------


                     FUND PORTFOLIO   LIPPER      FUND PORTFOLIO   LIPPER      FUND PORTFOLIO   LIPPER
PORTFOLIO            TOTAL RETURNS*  RANKINGS**   TOTAL RETURNS*  RANKINGS**   TOTAL RETURNS*  RANKINGS**
------------------   --------------  ----------   --------------  ----------   --------------  ----------
National                 2.47%        111/246        10.18%         25/237         8.15%          4/63
California               3.11%          4/105        11.26%          7/101         8.11%          1/30
New York                 3.00%           8/97        11.15%           1/93         7.35%          4/22
Insured National         3.21%           2/52        11.35%           1/51         7.81%          1/15
Insured California       2.84%           3/26        10.47%           1/26         7.89%           2/2


                                    MORNINGSTAR RATINGS***
                         3 YEAR        5 YEAR        10 YEAR
PORTFOLIO              1547 FUNDS     809 FUNDS     346 FUNDS      OVERALL
------------------     ----------     ---------     ---------      -------
National                 4 stars       3 stars       4 stars       4 stars
California               4 stars       3 stars       4 stars       4 stars
New York                 4 stars       3 stars       4 stars       4 stars
Insured National         3 stars       2 stars       3 stars       3 stars
Insured California       2 stars       1 star        2 stars       2 stars


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIODS AND ARE BASED ON THE NET ASSET VALUE OF CLASS A SHARES AS OF APRIL 30, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURNS FOR CLASS B AND CLASS C SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES CHARGED TO THOSE CLASSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ADDITIONAL PERFORMANCE INFORMATION CAN BE FOUND ON PAGES 3, 4 AND 5.

**   SINCE INCEPTION LIPPER RANKINGS ARE BASED ON THE CLOSEST MONTH-END TO EACH
PORTFOLIO'S INCEPTION DATE. FUNDS IN THE LIPPER AVERAGES GENERALLY HAVE SIMILAR INVESTMENT OBJECTIVES, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES. THE FUND'S LIPPER RANKING IS LISTED ALONG WITH THE TOTAL NUMBER OF FUNDS IN THE LIPPER CATEGORY. LIPPER RANKINGS FOR THE 5 AND 10 YEAR PERIODS ENDED 4/30/98
ARE: 9/122 AND 11/71 FOR THE NATIONAL PORTFOLIO, 5/55 AND 3/30 FOR THE CALIFORNIA PORTFOLIO, 5/50 AND 4/27 FOR THE NEW YORK PORTFOLIO, 2/26 AND 1/17 FOR THE INSURED NATIONAL PORTFOLIO, AND 2/12 AND 3/7 FOR THE INSURED CALIFORNIA PORTFOLIO. CLASS A SHARE FUND PORTFOLIO INCEPTION DATES ARE: 12/29/86 FOR NATIONAL, CALIFORNIA, NEW YORK AND INSURED NATIONAL AND 11/21/85 FOR INSURED CALIFORNIA. AN INVESTOR CANNOT INVEST DIRECTLY IN AN AVERAGE.

*** MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF APRIL 30, 1998. THESE RATINGS MAY CHANGE MONTHLY AND ARE CALCULATED FROM EACH PORTFOLIO'S 3-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS PORTFOLIO PERFORMANCE BELOW 90-DAY TREASURY BILL RETURNS. IF THE PORTFOLIO SCORES IN THE TOP 10% OF ITS CLASS IT RECEIVES 5 STARS; IF IT FALLS IN THE NEXT 22.5% IT RECEIVES 4 STARS; A PLACE IN THE MIDDLE 35% EARNS IT 3 STARS; THOSE IN THE NEXT 22.5% RECEIVE 2 STARS; AND THE BOTTOM 10% GET 1 STAR. THE FUND'S MORNINGSTAR RATINGS ARE LISTED ALONG WITH THE TOTAL NUMBER OF FUNDS IN EACH STATE'S MUNI SINGLE STATE LONG CATEGORY AND MUNI NATIONAL LONG CATEGORY. EACH PORTFOLIO'S SEC AVERAGE ANNUAL TOTAL RETURNS CAN BE FOUND ON PAGE 5.


MARKET OVERVIEW
After a very strong fourth quarter of 1997, municipal bonds slightly underperformed U.S. Treasuries in the first quarter of 1998. However, the tax-exempt market performed well on an absolute basis, with prices generally higher across all sectors. Our view is that this relative underperformance was due to heavy new issuance by municipalities refinancing older, higher-


1


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

coupon debt, and by the reduced supply of U.S. Treasury debt caused by the lower Federal deficit. A "flight to quality" by international investors into U.S. Treasuries, resulting from the Asian financial crisis, also fueled the outperformance of that market. In addition, the Asian crisis lowered investor expectations for growth and inflation in the domestic economy, another positive for the U.S. bond markets. The net result for the municipal market was a range-bound, quiet market focused on new issues. Continuing positive investment flows into tax-exempt mutual funds, combined with stronger than usual insurance company demand, absorbed much of the new issuance without affecting prices.

A consistent trend through the first quarter was improving credit quality for state and local debt issuers. With local economies benefiting from the recent protracted period of economic expansion, municipalities are experiencing record surpluses. In many cases, surpluses have greatly exceeded budget projections. For example, New York City recently announced a record $2 billion surplus, compared to recent years of projected deficits. Highlighting this trend was Standard and Poor's upgrading of nine issues for every downgrade during the first quarter. There is a possibility that local governments will use these surpluses to pay down older, high cost debt, reducing overall supply in the market. However, in the past, surpluses have tended to be used for new projects, not debt reduction.

INVESTMENT STRATEGY
Due to the recent lack of volatility in the market and record low yields for long term municipal bonds, there has been relatively little trading activity in the Fund's portfolios since the beginning of the year. Our style of management is contrarian in outlook, seeking value during periods of market turmoil. Since 1994, the Alliance Municipal Income Fund's portfolios have had a significantly longer duration than their peer group. As a result, these funds dramatically outperformed most of their peers in the declining interest rate environment of the last several years. More recently, because of gains in bond prices, we have taken a slightly more defensive posture by investing in securities with a shorter average duration. By positioning the funds for market moves in either direction, we stand prepared to benefit if price volatility once again returns to the tax-exempt market.

MARKET OUTLOOK
Market volatility is likely to increase during the second half of the Fund's fiscal year. With the continuing strength of the U.S. economy, and the relatively modest impact of the turmoil in Asia on corporate earnings, we could begin to see weaker bond prices and an opportunity to once again reposition the portfolios. We firmly believe that the environment for long term municipal bond investors should be positive. It is clear that the Federal Reserve is committed to curbing inflationary pressures. We view any backup in interest rates as an excellent opportunity to lock in attractive yields and to improve long term call protection. Looking ahead, we believe that interest rates will trend lower over the long term and that municipal credit quality will continue to improve. Overall, we believe that the investing environment will continue to be excellent for municipal bond investors.

We appreciate your investment in Alliance Municipal Income Fund and look forward to reporting future investment results.

Sincerely,


John D. Carifa
Chairman and President


Susan P. Keenan
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

The five portfolios of Alliance Municipal Income Fund, by investing principally in high-yielding, predominantly medium quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state tax that is available without assuming undue risk. These securities generally offer current yields above those of higher quality municipal obligations.

HOW YOUR PORTFOLIO PERFORMED OVER THE PAST SIX MONTHS

Total returns for the Portfolios' Class A shares for the periods ended April 30, 1998 are shown below. We have also shown, for comparison, returns for the overall municipal bond market, represented by the unmanaged state specific Lipper Municipal Debt Funds Average. Current yields and returns for Class B and Class C shares are on the next page.


INVESTMENT RESULTS*

MUNICIPAL INCOME FUND - CLASS A SHARES COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE
Periods Ended April 30, 1998

                    PORTFOLIO    LIPPER AVERAGE    PORTFOLIO    LIPPER AVERAGE
                  TOTAL RETURNS  TOTAL RETURNS   TOTAL RETURNS  TOTAL RETURNS
                     6 MONTHS       6 MONTHS       12 MONTHS      12 MONTHS
                  -------------  --------------  -------------  --------------
National               2.47%          2.45%          10.18%          9.02%
California             3.11%          2.35%          11.26%          9.16%
New York               3.00%          2.33%          11.15%          8.72%
Insured National       3.21%          2.22%          11.35%          8.46%
Insured California     2.84%          2.32%          10.47%          8.77%


* TOTAL RETURNS FOR THE FUND'S PORTFOLIOS ARE BASED ON THE NET ASSET VALUE OF CLASS A SHARES AS OF APRIL 30, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE STATE SPECIFIC LIPPER MUNICIPAL DEBT FUNDS AVERAGES HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND'S PORTFOLIOS, ALTHOUGH SOME MAY HAVE DIFFERENT INVESTMENT POLICIES.


3


INVESTMENT RESULTS
AS OF APRIL 30, 1998 (UNAUDITED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                      NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS
                                   ----------------------------------------------                  TAXABLE
                                   WITHOUT SALES CHARGE        WITH SALES CHARGE                  EQUIVALENT
                                   --------------------      --------------------     30-DAY     YIELD IN 36%
                                                SINCE                     SINCE         SEC      TAX BRACKET*
                                   1 YEAR     INCEPTION      1 YEAR     INCEPTION      YIELD*      (AT NAV)
                                   ------     ---------      ------     ---------     -------    ------------
NATIONAL PORTFOLIO
Class A                            10.18%        8.15%        5.53%        7.73%        4.55%        8.28%
Class B                             9.48         6.44         6.48         6.44         4.03         7.28
Class C                             9.49         5.91         8.49         5.91         4.04         7.30

CALIFORNIA PORTFOLIO
Class A                            11.26         8.11         6.50         7.69         5.01         9.08
Class B                            10.49         6.69         7.49         6.69         4.52         7.89
Class C                            10.49         6.22         9.49         6.22         4.52         7.89

NEW YORK PORTFOLIO
Class A                            11.15         7.35         6.39         6.93         5.02         9.06
Class B                            10.36         6.23         7.36         6.23         4.52         7.80
Class C                            10.36         5.67         9.36         5.67         4.54         7.80

INSURED NATIONAL PORTFOLIO
Class A                            11.35         7.81         6.64         7.39         4.13         7.00
Class B                            10.54         6.56         7.54         6.56         3.61         6.00
Class C                            10.54         6.02         9.54         6.02         3.62         6.00

INSURED CALIFORNIA PORTFOLIO
Class A                            10.47         7.89         5.77         7.52         4.23         7.91
Class B                             9.67         6.02         6.67         6.02         3.71         6.65
Class C                             9.67         5.47         8.67         5.47         3.72         6.65


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Yields are for the 30-day period ended 4/30/98.


4


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31,
1998)

                                1 YEAR      5 YEARS    10 YEARS
                               --------    --------    --------
NATIONAL PORTFOLIO
  Class A                        6.53%       6.02%       8.32%
  Class B                        7.53%       6.21%        n/a
  Class C                        9.65%        n/a         n/a

CALIFORNIA PORTFOLIO
  Class A                        7.89%       6.26%       8.24%
  Class B                        8.85%       6.41%        n/a
  Class C                       10.85%        n/a         n/a

NEW YORK PORTFOLIO
  Class A                        8.24%       5.83%       8.23%
  Class B                        9.20%       5.98%        n/a
  Class C                       11.20%        n/a         n/a

INSURED NATIONAL PORTFOLIO
  Class A                        7.81%       6.08%       8.18%
  Class B                        8.77%       6.27%        n/a
  Class C                       10.77%        n/a         n/a

INSURED CALIFORNIA PORTFOLIO
  Class A                        7.32%       5.55%       7.79%
  Class B                        8.24%       5.67%        n/a
  Class C                       10.24%        n/a         n/a


SEC average annual total returns for the periods shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


n/a: not applicable.


5


NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
         MUNICIPAL BONDS-101.2%
         LONG TERM MUNICIPAL BONDS-76.5%
         ARIZONA-4.1%
NR       Goodyear
         Assess Dist #1 (Palm Valley)
         Ser 96C
         7.25%, 7/01/16                        $  4,245    $   4,475,249
AA+      Maricopa Cnty
         Util Rev (Citizen's Util)
         Ser 95 AMT
         6.20%, 5/01/30                           7,090        7,593,106
AA-      Mohave Cnty IDR
         (Cargill/No Star Steel Proj)
         Ser 95A AMT
         6.70%, 3/01/20                           6,645        7,399,340
AA+      Mohave Cnty IDR
         (Citizen's Util)
         Ser 93B AMT
         5.80%, 11/15/28                          2,000        2,064,720
AAA      Phoenix Arpt Rev
         (Sky Hbr/Gdyear/Dr Vly)
         MBIA Ser 94D AMT
         6.30%, 7/01/10                             370          404,773
NR       Prescott Comm Fac Dist
         (Hassayampa)
         Ser 96
         7.75%, 7/01/21                           2,035        2,116,726
NR       Scottsdale GO
         (McDowell Ranch)
         Ser 97
         6.50%, 7/15/22                           2,000        2,020,000
                                                             ------------
                                                              26,073,914

         CALIFORNIA-5.4%
AA-      California Poll Ctl Fin Auth
         PCR (Pacific Gas & Elec)
         Ser 93A AMT
         5.875%, 6/01/23                         12,145       12,472,551
AA-      Long Beach Harbor Rev
         Ser 93 AMT
         5.125%, 5/15/18                         17,325       16,684,321
AAA      No Calif Trans Agy
         Elec Rev
         (Calif-Oregon Trans)
         MBIA Ser 93A
         6.814%, 4/29/24 (a)                      5,000        5,143,000
                                                             ------------
                                                              34,299,872

         COLORADO-5.8%
Aaa*     Arapahoe Cnty
         (E-470 Public Highway
         Auth)
         Pre-refunded
         7.00%, 8/31/05                          11,830       13,912,671
BBB      Denver City & Cnty
         (Arpt System Rev)
         Ser 92C
         6.75%, 11/15/22                          9,500       10,309,974
BB+      Denver City & Cnty
         Arpt Auth
         (United Airlines)
         Ser 92A AMT
         6.875%, 10/01/32                        11,775       12,753,974
                                                             ------------
                                                              36,976,619

         FLORIDA-11.6%
NR       Collier Cnty Comm
         Fac Dist (Fiddler's Creek)
         Ser 96
         7.50%, 5/01/18                           6,155        6,530,024
NR       Collier Cnty Comm
         Fac Dist (Heritage Greens)
         Ser 96
         8.25%, 5/01/18                           3,090        3,261,093
NR       Collier Cnty IDR
         (Southern St Util)
         Ser 96 AMT
         6.50%, 10/01/25                         12,605       13,518,736
AAA      Dade Cnty Arpt Rev
         (Miami Int'l)
         MBIA Ser 95B AMT
         6.00%, 10/01/24                          6,455        6,899,298
AAA      Escambia Cnty HFA
         SFMR (Multi County)
         GNMA Ser 95B AMT
         6.25%, 4/01/28                           7,710        8,112,308
AAA      Jacksonville Wtr & Swr
         (United Waterworks)
         AMBAC Ser 95 AMT
         6.35%, 8/01/25                           1,500        1,651,230
NR       Northern Palm Beach Cnty
         Imp Dist #9A (ABACOA)
         Ser 96A
         7.20%, 8/01/16                           2,690        2,933,795
         7.30%, 8/01/27                          15,600       17,007,432
AA-      Orlando Util Comm
         (Wtr & Elec)
         Ser 93B
         6.931%, 10/06/17 (a)                     4,550        4,741,236


6


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                    PRINCIPAL
POOR'S                                         AMOUNT
RATINGS                                         (000)           VALUE
-------------------------------------------------------------------------------
A+       Palm Beach Cnty Hlth Fac
         (Lourdes-McKeen
         Residence) Ser 96
         6.625%, 12/01/26                      $    420    $     459,925
NR       St. John's Cnty Comm Dev
         (Julington Creek Plantation)
         Ser 97
         6.70%, 5/01/07                           3,090        3,205,968
         7.125%, 5/01/19                          1,340        1,407,281
Baa2*    Volusia Cnty Ed Fac Auth
         (Embry-Riddle Aero Univ)
         Ser 96A
         6.125%, 10/15/26                         3,290        3,459,600
                                                             ------------
                                                              73,187,926

         GEORGIA-5.1%
AAA      Atlanta Arpt Fac Rev
         MBIA AMT
         Zero coupon, 1/01/10                    60,535       32,126,530

         INDIANA-6.8%
BB+      Indianapolis Arpt Auth
         (United Airlines)
         Ser 95A AMT
         6.50%, 11/15/31                         39,670       42,793,616

         MARYLAND-0.2%
NR       Maryland Ind Dev Fin Auth
         Eco Dev
         (Med Waste Assoc)
         Ser 89 AMT
         8.75%, 11/15/10                          1,405        1,461,186

         MASSACHUSETTS-5.2%
AAA      Massachusetts HFA
         MFHR (Harbor Point Dev)
         AMBAC Ser 96A AMT
         6.40%, 12/01/15                            540          581,499
A3*      Massachusetts Ind Fin Auth
         Ed Fac (Brooks School)
         Ser 93
         5.95%, 7/01/23                             220          226,294
AAA      Massachusetts Ind Fin Auth
         MFHR (Heights Crossing)
         FHA Ser 95 AMT
         6.15%, 2/01/35                           4,985        5,195,716
AAA      Massachusetts Port Auth
         (Boston Fuel Corp)
         MBIA Ser 97 AMT
         6.00%, 7/01/36                          18,965       19,794,339
AAA      Massachusetts Port Auth
         (USAir Proj)
         MBIA Ser 96A AMT
         5.875%, 9/01/23                          5,490        5,702,573
AA+      Massachusetts Wtr Poll
         (So Essex Proj)
         Ser 94A
         6.375%, 2/01/15                          1,025        1,114,729
A1*      New England Higher Ed
         Student Loan Rev
         Ser 93H AMT
         6.90%, 11/01/09                            385          432,551
                                                             ------------
                                                              33,047,701

         MICHIGAN-3.4%
AAA      Detroit GO
         FGIC Ser 93
         Pre-refunded
         6.35%, 4/01/03                             755          817,529
AAA      Detroit Swr Sys Rev
         FGIC Ser 93A
         7.263%, 7/01/23 (a)                      2,750        2,901,333
AAA      Kent Cnty Arpt Rev
         (Kent Cnty Int'l)
         Ser 95 AMT
         6.10%, 1/01/25                           3,965        4,168,523
AAA      Michigan HDA
         MFHR (Rental Hsg Rev)
         AMBAC Ser 97A AMT
         6.10%, 10/01/33                          8,400        8,794,632
AA+      Michigan HDA
         SFMR (Mortgage Rev)
         Ser 96B AMT
         6.20%, 6/01/27                           2,020        2,120,152
A        Michigan Strategic Fund
         PCR (General Motors Corp)
         Ser 95
         6.20%, 9/01/20                           2,490        2,686,660
                                                             ------------
                                                              21,488,829

         MINNESOTA-2.0%
A        Bass Brook PCR
         (Minnesota Pwr & Light)
         Ser 92
         6.00%, 7/01/22                           1,080        1,119,744
AAA      Duluth GO
         Arpt Lease Rev
         Ser 95C AMT
         6.25%, 8/01/14                           3,885        4,157,066


7


NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
AA+      Minnesota HFA
         SFMR (Home Mortgage)
         Ser 93-C2 AMT
         6.15%, 7/01/23                        $  2,300    $   2,384,479
AA+      Minnesota HFA
         SFMR (Home Mortgage)
         Ser 96F AMT
         6.30%, 1/01/28                           4,435        4,690,811
AA+      Minnesota HFA
         SFMR (Home Mortgage)
         Ser 96G AMT
         6.25%, 7/01/26                             545          574,419
                                                             ------------
                                                              12,926,519

         NEVADA-0.2%
AAA      Clark Cnty PFC
         (Las Vegas/Macarran Int'l Arpt)
         MBIA Ser 95A AMT
         6.25%, 7/01/01                           1,000        1,052,670

         NEW HAMPSHIRE-0.8%
BB-      New Hampshire Fin Auth
         PCR (Pub Svc Co)
         Ser 93E AMT
         6.00%, 5/01/21                           5,000        5,050,000

         NEW JERSEY-1.6%
AAA      New Jersey Eco Dev Auth
         PCR (Pub Svc Elec & Gas)
         MBIA Ser 94A AMT
         6.40%, 5/01/32                           1,140        1,219,675
A+       New Jersey Eco Dev Auth
         Swr Rev (Anheuser-Busch)
         Ser 95 AMT
         5.85%, 12/01/30                          5,100        5,362,956
AAA      New Jersey Eco Dev Auth
         Wtr Fac (Hackensack Wtr Co)
         MBIA Ser 94B AMT
         5.90%, 3/01/24                             750          775,050
AAA      New Jersey Eco Dev Auth
         Wtr Fac (NJ American Wtr Co)
         FGIC AMT
         6.875%, 11/01/34                         1,300        1,453,283
AA-      New Jersey Hwy Auth
         (Garden State Pkwy)
         6.25%, 1/01/14                           1,250        1,327,562
                                                             ------------
                                                              10,138,526

         NEW YORK-2.8%
AAA      Niagara Frontier Trans
         Arpt Rev (Gtr Buffalo Int'l)
         AMBAC Ser 94A AMT
         6.25%, 4/01/24                           1,550        1,651,199
AAA      NYS Energy Res &
         Dev Auth
         PCR (NYS Elec & Gas)
         MBIA Ser 87A AMT
         6.15%, 7/01/26                             370          395,315
AAA      NYS Energy Res &
         Dev Auth
         PCR (NYS Elec & Gas)
         MBIA Ser 88A AMT
         5.95%, 12/01/27                          6,700        6,909,442
AA-      Port Auth of NY & NJ
         Cons Rev (95th Ser)
         AMT
         6.125%, 7/15/29                          8,135        8,623,019
                                                             ------------
                                                              17,578,975

         OHIO-7.4%
AAA      Cleveland Arpt Rev
         (Cleveland Int'l)
         FGIC Ser 94A AMT
         6.25%, 1/01/20                          10,000       10,698,200
AAA      Columbus Arpt Rev
         (Port Columbus Int'l)
         MBIA Ser 94A AMT
         6.25%, 1/01/24                           4,000        4,277,240
AAA      Cuyahoga Cnty Hosp Rev
         (Meridia Hlth Sys)
         Ser 95
         Pre-refunded
         6.25%, 8/15/05                           2,600        2,917,096
BBB      Dayton Spec Fac
         (Emery Air Freight)
         Ser 96D AMT
         6.20%, 10/01/09                          5,680        6,158,597
BBB+     Ohio Air Quality Dev Auth
         PCR (Columbus So Pwr)
         Ser 85B
         6.25%, 12/01/20                          2,380        2,511,804
AA-      Ohio Air Quality Dev Auth
         PCR (Dayton Pwr & Light)
         Ser 92B
         6.40%, 8/15/27                           2,000        2,158,120
AAA      Ohio Air Quality Dev Auth
         PCR (JMG Funding/Ohio
         Pwr Co)
         AMBAC Ser 94B AMT
         6.375%, 4/01/29                          7,850        8,441,733
AAA      Ohio HFA
         SFMR (Residental Mtg)
         GNMA Ser 97 AMT
         6.15%, 3/01/29                           1,045        1,100,678


8


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                      PRINCIPAL
POOR'S                                           AMOUNT
RATINGS                                           (000)         VALUE
-------------------------------------------------------------------------------
A        Ohio Wtr Dev Auth Solid
         Waste
         (North Star/BHP)
         AMT
         6.45%, 9/01/20                        $  5,245    $   5,674,775
Aa3*     Toledo-Lucas Cnty Port
         Auth (Cargill Inc Proj)
         5.90%, 12/01/15                          3,000        3,142,680
                                                             ------------
                                                              47,080,923

         PENNSYLVANIA-2.4%
AAA      Pennsylvania Higher Ed
         Student Loan Rev
         AMBAC Ser 88D AMT
         6.05%, 1/01/19                           7,380        7,674,241
AAA      Philadelphia Aprt Sys Rev
         AMBAC Ser 95A AMT
         6.10%, 6/15/25                           6,485        6,874,878
AA       Potter Cnty Hosp Rev
         (Charles Cole Mem)
         Ser 96 Asset Gty
         6.05%, 8/01/24                             725          762,787
                                                             ------------
                                                              15,311,906

         RHODE ISLAND-1.2%
AA+      Rhode Island Hsg &
         Mtg Fin Corp
         SFMR (Home Ownership)
         Ser 92-7A AMT
         6.75%, 10/01/25                          7,100        7,539,987

         SOUTH DAKOTA-0.2%
AA+      South Dakota HDA
         SFMR (Home Ownership)
         Ser 93-II AMT
         6.15%, 5/01/26                           1,275        1,313,594

         TENNESSEE-0.2%
BBB      Memphis Shelby Cnty
         Spec Fac (Federal Express)
         Ser 93 AMT
         6.20%, 7/01/14                           1,000        1,057,810

         TEXAS-3.3%
BBB-     Alliance Arpt Auth
         Fac Imp (American Airlines)
         Ser 90 AMT
         7.50%, 12/01/29                         11,690       12,654,425
BB-      Houston Arpt Rev
         (Continental Airlines)
         Ser 97B AMT
         6.125%, 7/15/27                          8,000        8,315,280
                                                             ------------
                                                              20,969,705

         VIRGINIA-3.9%
A        Alexandria Redev & Hsg
         MFHR (Buckingham Village)
         Ser 96A AMT
         6.15%, 1/01/29                             130          136,054
A+       Giles Cnty IDR
         (Hoechst-Celanese Corp)
         Ser 96 AMT
         6.45%, 5/01/26                           3,120        3,433,092
AAA      Harrisonburg Redev &
         Hsg Auth
         MFHR (Greens of Salem
         Run) FSA Ser 97 AMT
         6.30%, 4/01/29                           3,545        3,805,132
AA       Henrico Cnty IDR
         (Henrico Cnty Reg Jail)
         Ser 94
         7.125%, 8/01/21                          2,000        2,309,700
A-       Henrico Cnty Swr Rev
         (Browning-Ferris)
         Ser 97A AMT
         5.875%, 3/01/17                          2,115        2,215,251
A+       Henry Cnty Hosp Rev
         (Martinsville &
         Henry Mem Hsp) Ser 97
         6.00%, 1/01/27                             650          684,872
A-       Isle of Wight Cnty
         Solid Waste (Union Camp
         Corp)
         Ser 94 AMT
         6.55%, 4/01/24                           3,360        3,684,341
A+       James Cnty Swr Rev
         (Anheuser-Busch Proj)
         Ser 97 AMT
         6.00%, 4/01/32                           3,535        3,706,907
Aaa*     Prince William Cnty
         Hosp Rev (Potomac Hosp
         Grp) Ser 95
         6.75%, 10/01/15                          2,250        2,598,075
NR       Staunton Ed Fac
         (Mary Baldwin
         College) Ser 96
         6.75%, 11/01/21                            780          863,117
AA       Virginia Beach
         Hosp Rev
         (Sentara Bayside)
         6.30%, 11/01/21                            390          412,608


9


NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
AA+      Virginia HDA
         SFMR (Commonwealth
         Mtg) Ser 96B AMT
         6.375%, 1/01/26                       $    120    $     125,416
AA       Virginia Res Auth Swr Rev
         (Hopewell Fac)
         Ser 95A AMT
         6.00%, 10/01/25                            625          653,738
                                                             ------------
                                                              24,628,303

         WASHINGTON-0.6%
A-       Pilchuck Dev Pub Corp
         Spec Fac (BF Goodrich)
         Ser 93 AMT
         6.00%, 8/01/23                           3,585        3,684,018

         WISCONSIN-2.3%
AAA      Wisconsin GO
         MBIA Ser 96B AMT
         6.20%, 11/01/26                         13,930       14,826,953

         TOTAL LONG TERM MUNICIPAL BONDS
           (cost $464,243,276)                               484,616,082

         SHORT TERM MUNICIPAL NOTES-24.7%
         CALIFORNIA-6.4%
A-2      Contra Costa Cnty
         MFHR (Park Regency Apts)
         Ser 92A AMT VRDN
         4.95%, 8/01/32 (b)                      25,700       25,700,000
A-1      Long Beach Res Rec Rev
         (Southeast Fac Auth
         Lease Rev)
         Ser 95A VRDN
         4.85%, 12/01/18 (b)                     15,000       15,000,000
                                                             ------------
                                                              40,700,000

         DISTRICT OF COLUMBIA-1.6%
VMIG-1*  District of Columbia
         Ed Fac (George Washington Univ)
         Ser 85A VRDN
         4.70%, 3/01/06 (b)                      10,300       10,300,000

         HAWAII-4.6%
VMIG-1*  Hawaii HFA
         MFHR (Rental Hsg)
         Ser 90B VRDN
         4.70%, 7/01/25 (b)                      28,900       28,900,000

         ILLINOIS-0.9%
A-1      Illinois Dev Fin Auth
         PCR (Illinois Power
         Co Proj)
         Ser 87C AMT VRDN
         4.70%, 3/01/17 (b)                       4,000        4,000,000
A-2      Illinois IDR
         (MTI Corp Proj)
         Ser 89 VRDN
         4.60%, 1/01/09 (b)                       2,000        2,000,000
                                                             ------------
                                                               6,000,000

         INDIANA-1.6%
A-1      Gibson Cnty
         PCR (Toyota Mtr Mfg Proj)
         Ser 97 AMT VRDN
         4.65%, 10/01/27 (b)                      5,000        5,000,000
A-1      Gibson Cnty
         PCR (Toyota Mtr Mfg Proj)
         Ser 98 AMT VRDN
         4.65%, 1/01/28 (b)                       5,000        5,000,000
                                                             ------------
                                                              10,000,000

         KANSAS-2.2%
A-2      Wichita Cnty Hlth Fac Rev
         (CSJ Health Sys)
         Ser 85 VRDN
         4.70%, 10/01/08 (b)                      7,400        7,400,000
         4.70%, 10/01/11 (b)                      6,800        6,800,000
                                                             ------------
                                                              14,200,000

         NEVADA-2.5%
A-2      Nevada HFA
         MFHR (Park Vista Apts)
         Ser 91 VRDN
         5.10%, 10/01/10 (b)                     15,600       15,600,000

         NEW JERSEY-0.6%
A-2      New Jersey Eco Dev Auth
         IDR
         (Epitaxx Inc Proj)
         Ser 91 AMT VRDN
         5.025%, 8/01/16 (b)                        900          900,000
A-2      Newark Hlth Fac Rev
         (Urban Renewal Corp)
         GNMA Ser 95A VRDN
         4.90%, 6/01/30 (b)                       2,930        2,930,000
                                                             ------------
                                                               3,830,000


10


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
         NORTH DAKOTA-1.6%
MIG-1*   North Dakota HFA
         SFMR (Residential Mtg)
         Ser 98C AMT
         3.90%, 6/01/99                        $ 10,000    $  10,000,000

         OHIO-0.4%
A-2      Ohio HFA
         MFHR (Pine Crossing)
         GNMA Ser 97A AMT VRDN
         5.15%, 9/01/36 (b)                       2,265        2,265,000

         OREGON-1.5%
P-1*     Oregon Eco Dev Auth IDR
         (Georgia-Pacific Corp)
         Ser 95A AMT VRDN
         4.45%, 12/01/25 (b)                      2,800        2,800,000
A-1*     Oregon Eco Dev Auth IDR
         (Jae Oregon Inc Proj)
         Ser 89 AMT VRDN
         4.475%, 3/01/99 (b)                      5,500        5,500,000
A-1*     Oregon Eco Dev Auth IDR
         (Kyotaru Oregon Proj)
         Ser 89 AMT VRDN
         4.475%, 12/01/99 (b)                     1,400        1,400,000
                                                             ------------
                                                               9,700,000

         VIRGINIA-0.2%
A-1      Peninsula Port Auth IDR
         (Kinyo Inc Proj)
         Ser 88 AMT VRDN
         4.75%, 5/01/08 (b)                       1,000        1,000,000

         WASHINGTON-0.6%
A-1      Port of Port Angeles IDR
         (Daishowa America Proj)
         Ser 92B AMT VRDN
         4.95%, 8/01/07 (b)                       1,700        1,700,000
         4.95%, 12/01/07 (b)                      1,900        1,900,000
                                                             ------------
                                                               3,600,000

         TOTAL SHORT TERM MUNICIPAL NOTES
           (cost $156,095,000)                               156,095,000

         TOTAL INVESTMENTS-101.2%
           (cost $620,338,276)                               640,711,082
         Other assets less liabilities-(1.2%)                 (7,826,683)

         NET ASSETS-100%                                   $ 632,884,399


See footnote summary on page 22.

See Glossary of Terms on page 22.

See notes to financial statements.


11


INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
         MUNICIPAL BONDS-97.2%
         LONG TERM MUNICIPAL BONDS-68.0%
         ALASKA-16.9%
AAA      Alaska Hsg Fin Corp
         MFHR (Mtg Rev)
         MBIA Ser 96A
         6.00%, 12/01/15                       $  1,400    $   1,473,416
         6.05%, 12/01/17                          2,000        2,112,600
AAA      Alaska Hsg Fin Corp
         SFMR (Mtg Rev)
         MBIA Ser 97A
         6.00%, 6/01/27                          25,000       26,194,000
         6.10%, 12/01/37                         10,000       10,517,500
                                                             ------------
                                                              40,297,516

         ARIZONA-1.8%
AAA      Glendale
         Ed Fac (Midwestern Univ)
         CONNIE LEE Ser 96A
         6.00%, 5/15/26                              35           37,138
AAA      Maricopa Cnty GO
         Kyrene Elem Sch Imp #28
         FGIC Ser 95B
         6.00%, 7/01/14                             475          503,733
AAA      Tempe
         MFHR (Quadrangles)
         FHA Ser 93
         6.25%, 6/01/26                           3,660        3,862,654
                                                             ------------
                                                               4,403,525

         CALIFORNIA-13.7%
AAA      Mojave Wtr Agy
         Imp Dist M (Morongo Basin
         Pipeline)
         FGIC Ser 96
         5.80%, 9/01/22                           5,000        5,257,250
AAA      No Calif Trans Agy Elec Rev
         (Calif-Oregon Trans)
         MBIA Ser 93A
         6.814%, 4/29/24 (a)                      6,600        6,788,760
AAA      Orange Cnty
         (Saddleback Valley Sch Dist)
         FSA Ser 95A
         5.65%, 9/01/17                           2,000        2,056,720
AAA      Palm Springs ETM COP
         Ser 91B
         Zero coupon, 4/15/21                    43,025       12,334,407
AAA      So Tahoe Joint Pwr Fin Auth
         Ser 95A CAP MAC
         5.75%, 10/01/25                          4,500        4,661,685
AAA      Univ of California Regents
         Hosp Rev (UCLA Med Ctr)
         MBIA Ser 94
         5.50%, 12/01/20                          1,685        1,709,904
                                                             ------------
                                                              32,808,726

         COLORADO-2.8%
AAA      Denver City & Cnty
         (Arpt System Rev)
         MBIA Ser 95A
         5.70%, 11/15/25                          6,375        6,602,269

         ILLINOIS-2.1%
AAA      Metro Pier & Expo Auth
         (McCormick Place Expo)
         FGIC Ser 93A
         Zero coupon, 6/15/19                    15,850        5,072,792

         MASSACHUSETTS-6.4%
AAA      Chelsea GO
         AMBAC Ser 94
         Pre-refunded
         6.00%, 6/15/04                           1,965        2,156,312
AAA      Massachusetts HFA
         MFHR (Residential Dev)
         AMBAC Ser 93A
         6.15%, 10/01/15                          3,500        3,692,710
AAA      Massachusetts HFA
         MFHR (Residential Dev)
         FNMA Coll Sec 8 Ser 92F
         6.25%, 11/15/12                          5,000        5,389,850
AAA      Massachusetts Muni
         Wholesale Elec
         (Pwr Supply Sys)
         MBIA Ser 92A
         6.00%, 7/01/18                           3,920        4,083,033
                                                             ------------
                                                              15,321,905

         MICHIGAN-9.0%
AAA      Detroit Swr Sys Rev
         FGIC Ser 93A
         7.263%, 7/01/23 (a)                      6,990        7,374,660
AAA      Grand Rapids Swr Sys Rev
         MBIA Ser 92
         6.00%, 1/01/22                           1,500        1,566,975
AAA      Kalamazoo Hosp Fin Auth
         Hosp Rev (Borgess Med Ctr)
         FGIC Ser 94A
         6.408%, 6/01/11 (a)                      6,460        6,585,776


12


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
AAA      Michigan Strategic Fund
         PCR (Detroit Edison Co)
         MBIA Ser 95AA
         6.40%, 9/01/25                        $  4,000    $   4,379,680
AAA      Three Rivers GO
         Sch Dist MBIA Ser 96
         Pre-refunded
         6.00%, 5/01/06                           1,400        1,544,452
                                                             ------------
                                                              21,451,543

         MINNESOTA-4.7%
Aaa*     Eagan
         MFHR (Woodridge Apts)
         GNMA Ser 97A
         5.95%, 2/01/32                           1,285        1,353,683
Aaa*     Little Canada
         MFHR (Cedars Lakeside
         Apt)
         GNMA Ser 97A
         5.95%, 2/01/32                           1,530        1,611,779
AAA      Minneapolis
         (Spec Sch Dist #1)
         MBIA Ser 96A
         5.90%, 2/01/17                           3,885        4,071,208
AAA      Minnesota HFA
         MFHR (Rental Hsg)
         MBIA Ser 95D
         6.00%, 2/01/22                           4,030        4,221,989
                                                             ------------
                                                              11,258,659

         NEBRASKA-1.5%
AAA      Nebraska Inv Fin Auth
         Hosp Rev
         (Bishop Clarkson Mem)
         MBIA Ser 91
         9.365%, 12/08/16 (a)                     3,000        3,515,430

         NEW YORK-2.7%
Aaa*     Glen Cove IDR
         (The Regency at Glen Cove)
         Ser 92B ETM
         Zero coupon, 10/15/19                   20,500        6,566,150

         PENNSYLVANIA-0.9%
AAA      Pennsylvania Conv Ctr
         MBIA Ser 94A
         6.75%, 9/01/19                           2,025        2,280,980

         VIRGINIA-4.5%
AAA      Harrisonburg Redev &
         Hsg Auth
         MFHR (Battery Heights
         Assoc) GNMA Ser 96A
         6.25%, 4/20/36                           4,545        4,857,469
AAA      Loudoun Cnty Hosp Rev
         (Loudoun Hosp Ctr)
         FSA Ser 95
         5.80%, 6/01/20                           2,500        2,612,800
AAA      Newport News
         Hlth Fac (Mennowood)
         GNMA Ser 96A
         6.25%, 8/01/36                           2,005        2,150,483
AAA      Richmond Met Auth
         (Expressway Rev)
         FGIC Ser 92B
         6.25%, 7/15/22                           1,000        1,070,010
                                                             ------------
                                                              10,690,762

         WEST VIRGINIA-1.0%
AAA      West Virginia Pkwys
         Eco Dev
         (Parkway Rev)
         FGIC Ser 93
         7.423%, 5/16/19 (a)                      2,100        2,291,919

         TOTAL LONG TERM MUNICIPAL BONDS
           (cost $151,802,733)                               162,562,176

         SHORT TERM MUNICIPAL NOTES-29.2%
         CALIFORNIA-3.0%
A-2      Simi Valley Hsg Auth
         MFHR (Lincoln Wood Ranch)
         Ser 90 VRDN
         4.50%, 6/01/10 (b)                       7,200        7,200,000

         FLORIDA-3.5%
A-2      Florida HFA
         MFHR (Huntington Proj)
         VRDN
         4.50%, 12/01/08 (b)                      3,300        3,300,000
VMIG-1*  Jacksonville Hosp Rev
         (Univ Med Ctr Proj)
         Ser 89 VRDN
         4.95%, 2/01/19 (b)                       4,900        4,900,000
                                                             ------------
                                                               8,200,000


13


INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
         HAWAII-2.6%
VMIG-1*  Hawaii HFA
         MFHR (Kamakee Vista)
         Ser 90A VRDN
         4.70%, 7/01/25 (b)                    $  6,200    $   6,200,000

         IOWA-1.6%
A-1      Iowa Fin Auth Rev
         Hlth Fac (Burlington Med Ctr)
         FSA Ser 97 VRDN
         4.20%, 6/01/27 (b)                       3,900        3,900,000

         KANSAS-3.3%
A-2      Wichita
         Hlth Fac (CSJ Hlth Sys)
         Ser 85 VRDN
         4.70%, 10/01/08 (b)                      7,900        7,900,000

         NORTH CAROLINA-4.6%
A-1+     North Carolina Med Care
         Hosp Rev
         (Pooled Equip Proj)
         MBIA Ser 85 VRDN
         4.30%, 12/01/25 (b)                     11,000       11,000,000

         PENNSYLVANIA-2.9%
A-1+     Emmaus GO
         FSA Ser 96 VRDN
         4.10%, 12/01/28 (b)                      7,000        7,000,000

         TENNESSEE-2.3%
P-1*     Hamilton Cnty IDR
         (Komatsu Amer Mftg Co)
         Ser 85 VRDN
         4.70%, 11/01/05 (b)                      5,400        5,400,000

         WASHINGTON-1.3%
A-2      Port of Vancouver IDR
         (United Grain Corp of
         Oregon)
         Ser 84B VRDN
         4.60%, 12/01/09 (b)                      3,100        3,100,000

         WISCONSIN-4.1%
A-1+     Wisconsin Hlth & Ed
         Hlth Fac (Felician Services)
         AMBAC Ser 97A VRDN
         4.125%, 1/01/20 (b)                      9,800        9,800,000

         TOTAL SHORT TERM MUNICIPAL NOTES
           (cost $69,700,000)                                 69,700,000

         TOTAL INVESTMENTS-97.2%
           (cost $221,502,733)                               232,262,176
         Other assets less liabilities-2.8%                    6,585,752

         NET ASSETS-100%                                   $ 238,847,928


See footnote summary on page 22.

See Glossary of Terms on page 22.

See notes to financial statements.


14


NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
         NEW YORK MUNICIPAL BONDS-98.8%
         LONG TERM MUNICIPAL BONDS-91.9%
A-       Essex County IDR
         (Int'l Paper)
         Ser 95A AMT
         5.80%, 12/01/19                       $  7,000    $   7,238,490
Aaa*     Glen Cove IDR
         (The Regency at Glen Cove)
         Ser 92B ETM
         Zero coupon, 10/15/19                   14,510        4,647,553
AAA      Islip Res Rec Agy
         AMBAC Ser 94B AMT
         6.125%, 7/01/12                          2,020        2,149,644
AAA      New York City GO
         MBIA Ser 93D
         Pre-refunded
         6.00%, 5/15/03                           4,050        4,388,175
         6.00%, 5/15/11                             950        1,015,550
BBB+     New York City GO
         Ser 93A
         Pre-refunded
         6.25%, 8/01/02                           1,975        2,139,360
         6.25%, 8/01/18                           4,025        4,308,239
BBB+     New York City GO
         Ser 93D
         8.158%, 8/29/14 (a)                     10,000       10,885,700
BBB+     New York City GO
         Ser 96J
         6.00%, 2/15/24                          13,580       14,128,496
BBB+     New York City GO
         Ser 97A
         6.25%, 8/01/17                          16,750       18,102,730
BBB-     New York City IDR
         (American Airlines)
         Ser 94 AMT
         6.90%, 8/01/24                          12,000       13,336,320
AAA      New York City IDR
         (Japan Airlines)
         FSA Ser 91 AMT
         6.00%, 11/01/15                          4,400        4,705,096
A        New York City IDR
         (Terminal One LP)
         Ser 94 AMT
         6.125%, 1/01/24                         36,500       38,138,120
AAA      Niagara Frontier Trans
         Arpt Rev
         (Gtr Buffalo Int'l)
         AMBAC Ser 94A AMT
         6.25%, 4/01/24                          14,575       15,526,602
AAA      NYS Energy Res &
         Dev Auth
         (Brooklyn Union Gas)
         MBIA AMT
         7.386%, 7/08/26 (a)                      6,000        6,120,060
AAA      NYS Energy Res &
         Dev Auth
         (Brooklyn Union Gas)
         MBIA Ser 89B AMT
         6.75%, 2/01/24                           7,500        8,154,975
A+       NYS Energy Res &
         Dev Auth
         (Consolidated Edison)
         Ser 94A AMT
         7.125%, 12/01/29                        22,000       25,296,040
AAA      NYS Energy Res &
         Dev Auth
         (Rochester Gas & Elec)
         MBIA AMT
         6.50%, 5/15/32                           6,460        6,942,304
AAA      NYS Energy Res &
         Dev Auth
         PCR (NYS Elec & Gas)
         MBIA Ser 87A AMT
         6.15%, 7/01/26                          14,630       15,630,984
BBB      NYS Envir Fac Auth IDR
         (Occidental Petroleum)
         Ser 93A AMT
         5.70%, 9/01/28                           6,950        6,998,928
AAA      NYS Envir Fac Corp
         Wtr Fac (Spring Valley Wtr)
         AMBAC Ser 94A AMT
         6.30%, 8/01/24                          11,800       12,602,636
AAA      NYS HFA
         MFHR (Erie/Monroe
         Cnty Proj)
         AMBAC Ser 89B AMT
         7.55%, 11/01/29                          9,315        9,703,063
Aa*      NYS HFA
         MFHR (Westchester/
         Onondaga/Rockland Proj)
         Ser 92F AMT
         6.70%, 8/15/25                           6,000        6,388,200
Aa2*     NYS Mtg Agy
         SFMR
         Ser 42 AMT
         6.65%, 4/01/26                           4,500        4,826,610
Aa2*     NYS Mtg Agy
         SFMR Ser 46 AMT
         6.65%, 10/01/25                         19,760       21,262,155


15


NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
AAA      Onondaga Cnty
         PCR (Bristol-Myers Squibb)
         AMT
         5.75%, 3/01/24                        $  4,000    $   4,292,480
AAA      Port Auth of NY & NJ
         (JFK Int'l Proj)
         MBIA Ser 97-6 AMT
         5.75%, 12/01/22                          9,905       10,260,391
AA-      Port Auth of NY & NJ
         Cons Rev (95th Ser)
         AMT
         6.125%, 7/15/29                          4,035        4,277,060
AAA      Port Auth of NY & NJ
         Cons Rev (96th Ser)
         FGIC AMT
         6.60%, 10/01/23                         10,000       10,968,800
AAA      Troy Hsg Dev Corp
         MFHR (Ninth St #2)
         FHA Ser 90B
         8.10%, 2/01/24                           3,495        3,924,256
AAA      Troy Hsg Dev Corp
         MFHR (TUR Proj)
         FHA Ser 90C
         8.10%, 2/01/24                           3,720        4,176,890

         TOTAL LONG TERM MUNICIPAL BONDS
           (cost $279,702,796)                               302,535,907

         SHORT TERM MUNICIPAL NOTES-6.9%
VMIG-1*  Islip IDR
         (Radiation Dynamics)
         Ser 88A AMT VRDN
         4.725%, 1/01/09 (b)                      6,000        6,000,000
A-2      New York City Cultural
         Res Trust
         (The Jewish Museum)
         Ser 92 VRDN
         4.70%, 12/01/21 (b)                        310          310,000
A-1      New York City Hsg
         Dev Corp
         MFHR (Frederick Douglas)
         Ser 97A AMT VRDN
         4.25%, 12/01/29 (b)                        600          600,000
A-1      New York City Hsg
         Dev Corp
         MFHR (Lenox Ave)
         Ser 97A AMT VRDN
         4.25%, 12/01/29 (b)                        700          700,000
VMIG-1*  New York City Hsg
         Dev Corp
         MFHR (Queenswood Apts)
         Ser 89A VRDN
         4.00%, 2/01/17 (b)                       4,960        4,960,000
A-1      New York City Hsg
         Dev Corp
         MFHR (West 115 St)
         Ser 97A AMT VRDN
         4.25%, 12/01/29 (b)                        600          600,000
VMIG-1*  NYS HFA
         MFHR (Saxony)
         Ser 97A AMT VRDN
         4.10%, 11/01/30 (b)                      4,700        4,700,000
NR       Westchester Cnty IDR
         (Hitachi America)
         Ser 83 VRDN
         4.50%, 7/01/98 (b)                       4,700        4,700,000

         TOTAL SHORT TERM MUNICIPAL NOTES
           (cost $22,570,000)                                 22,570,000

         TOTAL INVESTMENTS-98.8%
           (cost $302,272,796)                               325,105,907
         Other assets less liabilities-1.2%                    3,982,950

         NET ASSETS-100%                                   $ 329,088,857


See footnote summary on page 22.

See Glossary of Terms on page 22.

See notes to financial statements.


16


CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)

                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
         CALIFORNIA MUNICIPAL BONDS-98.4%
         LONG TERM MUNICIPAL BONDS-90.8%
NR       California Comm Dev Auth
         (San Diego Space & Science)
         Ser 96
         7.50%, 12/01/16                       $  3,500    $   3,820,215
A+       California GO
         (Veterans Hsg)
         Ser 95 AMT
         6.40%, 2/01/20                          24,750       25,289,550
AAA      California HFA
         MFHR (Home Mtg Rev)
         MBIA Ser 91A AMT
         7.20%, 2/01/26                           3,450        3,667,661
AAA      California HFA
         MFHR (Home Mtg Rev)
         MBIA Ser 91C AMT
         7.00%, 8/01/23                           1,475        1,568,633
A+       California HFA
         MFHR (Multi-Unit
         Rental Hsg)
         Ser 92A AMT
         6.50%, 2/01/14                           4,865        5,140,943
AA-      California HFA
         SFMR (Home Mtg Rev)
         AMBAC Ser 91G AMT
         7.05%, 8/01/27                           5,120        5,332,326
AAA      California HFA
         SFMR (Home Mtg Rev)
         AMBAC Ser 96H AMT
         6.20%, 2/01/27                           8,000        8,484,560
AA-      California HFA
         SFMR (Home Mtg Rev)
         Ser 94E AMT
         6.70%, 8/01/25                           9,365       10,064,659
AAA      California HFA
         SFMR (Home Mtg Rev)
         AMBAC Ser 95A-2 AMT
         6.45%, 8/01/25                          13,400       14,263,898
A-       California Poll Ctl Fin Auth
         (Keller Canyon/
         Browning-Ferris Ind)
         Asset Gty
         Ser 92 AMT
         6.875%, 11/01/27                         5,000        5,493,150
AA-      California Poll Ctl Fin Auth
         PCR (Pacific Gas & Elec)
         Ser 93A AMT
         5.875%, 6/01/23                         33,200       34,095,404
AA-      California Poll Ctl Fin Auth
         PCR (Pacific Gas & Elec)
         Ser 93B AMT
         5.85%, 12/01/23                         56,000       57,511,440
A+       California Poll Ctl Fin Auth
         PCR (San Diego Gas & Elec)
         Ser 93A-C AMT
         5.85%, 6/01/21                          32,335       33,371,013
A+       California Poll Ctl Fin Auth
         PCR (So Calif Edison)
         Ser 92B AMT
         6.40%, 12/01/24                         36,030       38,504,541
A+       Chula Vista
         PCR (San Diego Gas & Elec)
         Ser 92A AMT
         6.40%, 12/01/27                         28,240       30,613,572
Aaa*     Contra Costa Cnty
         MFHR (Byron Park Proj)
         GNMA Ser 93A AMT
         6.40%, 1/20/31                          11,860       12,693,639
NR       Encinitas Comm Fac Dist #1
         (Encinitas Ranch)
         Ser 95A
         7.375%, 9/01/26                         23,000       24,333,540
NR       Encinitas Rec Rev
         (Encinitas Ranch Golf
         Course)
         Ser 96A
         7.75%, 9/01/26                          10,760       11,393,118
NR       Fairfield Assess Dist
         (No Cordelia Imp Dist)
         Ser 93
         7.375%, 9/02/18                          2,380        2,455,113
NR       Fontana Comm Fac Dist #3
         (Hunters Ridge)
         Ser 90A
         8.70%, 10/01/15                          8,000        8,383,920
AAA      Fresno Comm
         Fac Dist #3 (Palm Bluffs)
         Ser 98
         4.75%, 9/01/05                           8,000        8,003,280
AAA      Los Angeles Cnty Arpt Rev
         (Ontario Int'l Arpt)
         FGIC Ser 96A AMT
         6.00%, 5/15/22                          12,780       13,499,514


17


CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
NR       Los Angeles Cnty Comm
         Fac Dist #3 (Valencia/
         Newhall Area) Ser 95A
         7.125%, 9/01/20                       $  5,500    $   5,779,950
NR       Los Angeles Cnty Comm
         Fac Dist #4 (Calabasas
         Area) Ser 92A
         7.65%, 9/01/17                           7,500        7,867,350
NR       Los Angeles Cnty Comm
         Fac Dist #92-1 (Castaic
         Union SD/Northlake Proj)
         Ser 92
         9.00%, 10/01/19                          7,160        7,562,750
BB       Los Angeles Comm Redev
         MFHR (Grand Ctrl Proj)
         Ser 93A AMT
         5.85%, 12/01/26                          4,030        3,974,708
AAA      Los Angeles Harbor Rev
         MBIA Ser 96B AMT
         6.20%, 8/01/25                          10,000       10,720,800
AA       Los Angeles Harbor Rev
         Ser 95B AMT
         6.625%, 8/01/25                         24,000       26,004,000
A-       No Calif Pwr Agy
         Elec Rev (Hydroelec
         Proj #1) Ser 85
         7.15%, 7/01/24                           3,555        3,641,600
NR       Novato Comm
         Fac Dist #94-1
         (Hamilton Field) Ser 95
         7.375%, 9/01/25                         10,370       10,778,889
AAA      Orange Cnty Arpt Rev
         (John Wayne Int'l)
         MBIA Ser 93 AMT
         5.50%, 7/01/18                           4,500        4,549,995
NR       Orange Cnty Comm
         Fac Dist # 92-1: (Las Flores/
         Capistrano USD) Ser 97
         7.10%, 9/01/21                           3,200        3,393,952
BBB-     Orange Cnty Sr Lien
         Foothill/Eastern Corridor
         Agy Ser 95A
         Zero coupon, 1/01/15                    18,500        7,433,300
         Zero coupon, 1/01/25                    15,000        3,441,300
         Zero coupon, 1/01/27                    10,000        2,054,200
         Zero coupon, 1/01/28                    10,000        1,943,900
AAA**    Orange Cnty Sr Lien
         San Joaquin Hills Transp
         Corridor
         Ser 93 ETM
         Zero coupon, 1/01/17                    16,000        6,196,480
         Zero coupon, 1/01/19                    20,000        6,898,600
         Zero coupon, 1/01/20                    20,000        6,524,600
         Zero coupon, 1/01/21                    20,000        6,195,600
         Zero coupon, 1/01/23                    35,000        9,660,000
         Zero coupon, 1/01/25                    18,100        4,500,203
         Pre-refunded
         7.00%, 1/01/03                          13,400       15,100,192
AAA      Palm Springs ETM COP
         Ser 91B
         Zero coupon, 4/15/21                    10,000        2,866,800
AAA      Palm Springs Fin Auth
         Arpt Rev
         (Palm Springs Regional Arpt)
         MBIA Ser 92 AMT
         6.00%, 1/01/22                           6,860        7,138,928
A-       Port of Oakland
         (Mitsui OSK Lines)
         Ser 92A AMT
         6.80%, 1/01/19                           3,700        3,933,803
AAA      Port of Oakland
         MBIA Ser 92E AMT
         6.40%, 11/01/22                         23,370       25,231,654
         6.50%, 11/01/16                          8,000        8,686,160
NR       Riverside Cnty Assess
         Dist #161
         (Winchester Prop)
         Ser 94C
         10.00%, 9/02/14                          6,825        7,388,336
NR       Riverside Comm
         Fac Dist #90-1
         (Highlander Proj) Ser 91A
         8.50%, 9/01/15                           2,000        2,088,760
AAA      Sacramento Cnty
         Arpt Sys Rev
         FGIC Ser 92A AMT
         6.00%, 7/01/20                          11,750       12,231,397
AAA      Sacramento Cnty
         Arpt Sys Rev
         MBIA Ser 96A AMT
         5.90%, 7/01/24                           5,050        5,301,339


18


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
NR       Sacramento Comm
         Fac Dist # 97-01
         (No Natomas Proj)
         Ser 97A
         6.70%, 9/01/17                        $  6,805    $   6,903,400
         6.75%, 9/01/27                           9,370        9,512,331
NR       San Bernardino Cnty
         MFHR (Casa Del Rio Apts)
         Ser 98A AMT
         4.375%, 4/01/31                          5,330        5,341,619
AAA      San Bernardino Cnty
         Solid Waste
         (Inland Empire) FSA
         Ser 96B AMT
         6.00%, 8/01/16                           2,500        2,644,775
NR       San Diego Comm
         Fac Dist #1
         (Miramar Ranch North)
         Ser 95B
         7.10%, 9/01/20                           7,000        7,496,440
AAA      San Francisco City & Cnty
         Int'l Arpt
         AMBAC Ser 94 II-6 AMT
         6.60%, 5/01/24                           5,000        5,481,250
AAA      San Francisco City & Cnty
         Int'l Arpt
         FGIC Ser 94 II-5 AMT
         6.50%, 5/01/24                          11,000       12,032,460
AAA      San Francisco City & Cnty
         Int'l Arpt
         FGIC Ser 96-II AMT
         6.25%, 5/01/26                           7,000        7,491,890
AAA      San Francisco City & Cnty
         Int'l Arpt
         MBIA Ser 10A AMT
         5.70%, 5/01/26                           9,385        9,629,198
AAA      San Francisco City & Cnty
         Int'l Arpt
         MBIA Ser 93 II-3 AMT
         6.10%, 5/01/13                           5,390        5,755,334
         6.20%, 5/01/20                          14,500       15,446,705
AAA      San Jose Arpt Rev
         (San Jose Arpt)
         FGIC Ser 93 AMT
         5.70%, 3/01/18                           8,825        9,120,990
AAA      So Calif HFA
         SFMR GNMA/FNMA
         Ser 91B AMT
         6.90%, 10/01/24                          1,620        1,716,374
AAA      So Calif HFA
         SFMR GNMA/FNMA
         Ser 92A AMT
         6.75%, 9/01/22                           1,370        1,452,871
BBB+     Westminster Redev Agy
         MFHR (Rose Garden Apt)
         Ser 93A AMT
         6.75%, 8/01/24                           4,300        4,520,934
AAA      Yolo Cnty Hsg Auth
         MFHR (Waggener Ranch
         Apts)
         FHA Ser 91 AMT
         7.00%, 10/01/33                          9,000        9,759,600

         TOTAL LONG TERM MUNICIPAL BONDS
           (cost $641,398,745)                               701,379,406

         SHORT TERM MUNICIPAL NOTES-7.6%
A-2      Assoc Bay Area Gov't IDR
         (Reliance Tech Service Inc)
         Ser 95A AMT VRDN
         4.75%, 10/01/19 (b)                      5,305        5,305,000
VMIG-1*  California Poll Ctl
         Fin Auth
         PCR (Taormina Inds Inc)
         Ser 96A AMT VRDN
         4.50%, 8/01/16 (b)                       7,500        7,500,000
A-2      Contra Costa Cnty
         MFHR (Park Regency
         Ptnrs)
         Ser 92A AMT VRDN
         4.95%, 8/01/32 (b)                      17,600       17,600,000
A-1      Long Beach Res Rec Rev
         (Southeast Fac Auth
         Lease Rev)
         Ser 95A VRDN
         4.85%, 12/01/18 (b)                     10,100       10,100,000
A-1      Long Beach Res Rec Rev
         (Southeast Fac Auth
         Lease Rev)
         Ser 95B VRDN
         4.95%, 12/01/18 (b)                      3,300        3,300,000


19


CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
VMIG-1*  Los Angeles Cnty HFA
         MFHR (Sand Canyon
         Villas Proj)
         Ser 89A AMT VRDN
         4.70%, 11/01/09 (b)                   $  7,800    $   7,800,000
A-2      Ontario Redev Agy
         MFHR (Vineyard Village
         Proj)
         Ser 97A AMT VRDN
         5.00%, 9/01/27 (b)                       1,400        1,400,000
A-2      Simi Valley HFA
         MFHR (Lincoln Wood
         Ranch)
         Ser 90 VRDN
         4.50%, 6/01/10 (b)                       6,000        6,000,000

         TOTAL SHORT TERM MUNICIPAL NOTES
           (cost $59,005,000)                                 59,005,000

         TOTAL INVESTMENTS-98.4%
           (cost $700,403,745)                               760,384,406
         Other assets less liabilities-1.6%                   12,096,070

         NET ASSETS-100%                                   $ 772,480,476


See footnote summary on page 22.

See Glossary of Terms on page 22.

See notes to financial statements.


20


INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
         CALIFORNIA MUNICIPAL BONDS-97.2%
         LONG TERM MUNICIPAL BONDS-82.4%
AAA      Alhambra COP
         Assess Dist #91-1 (Police Fac)
         AMBAC Ser 92
         6.75%, 9/01/23                        $  5,000    $   5,403,550
AAA      Brea Pub Fin Auth
         Tax Alloc Redev Proj B
         MBIA Ser 91A
         7.00%, 8/01/15                           1,470        1,606,798
AAA      California HFA
         MFHR (Home Mtg Rev)
         AMBAC Ser 95A
         6.25%, 2/01/37                           5,000        5,314,200
AAA      Coronado Comm Dev Proj
         Tax Alloc
         FSA Ser 96
         6.00%, 9/01/26                           8,700        9,314,394
AAA      Fontana Pub Fin Auth
         Tax Alloc (No Fontana)
         MBIA Ser 93A
         5.625%, 9/01/24                          8,805        9,018,609
AAA      Glendale Hlth Fac Rev
         (Glendale Mem Hosp)
         CONNIE LEE Ser 95A
         5.60%, 11/15/25                          2,000        2,022,020
AAA      La Mirada Redev Agy
         Tax Alloc (Commercial Redev)
         FSA Ser 95B
         5.90%, 8/15/24                           5,000        5,250,800
Aa*      Lancaster Redev Agy FHA
         MFHR (High Valley Apts)
         Ser 96A
         6.00%, 6/01/27                           4,170        4,344,348
AAA      Los Angeles Cnty
         Metro Trans Auth
         MBIA Ser 93A
         5.625%, 7/01/18                          3,000        3,082,350
AAA      Los Angeles Cnty
         Comm Redev
         Tax Alloc (Bunker Hill Proj)
         FSA Ser 93H
         5.60%, 12/01/28                          9,000        9,160,560
AAA      Los Angeles Cnty
         Trans Comm
         FGIC Ser 91B
         6.50%, 7/01/15                           5,000        5,368,450
AAA      Madera Cnty COP
         Hosp Rev (Valley Children's Hosp)
         MBIA Ser 95
         6.125%, 3/15/23                          4,000        4,451,280
AAA      Mojave Wtr Agy Imp Dist M
         (Morongo Basin Pipeline)
         FGIC Ser 96
         5.80%, 9/01/22                           5,000        5,257,250
AAA      No Calif Trans Agy
         Elec Rev
         (Calif-Oregon Trans)
         MBIA Ser 93A
         6.814%, 4/29/24 (a)                      7,650        7,868,790
AAA      Orange Cnty COP
         (Loma Ridge Data Ctr Proj)
         AMBAC
         6.00%, 6/01/19                           1,000        1,078,860
AAA      Orange Cnty Recovery
         MBIA Ser 96A
         6.00%, 7/01/26                           3,000        3,209,250
AAA      Palm Springs ETM COP
         Ser 91B
         Zero coupon, 4/15/21                    17,475        5,009,733
AAA      Rancho Wtr Dist Fin Auth
         AMBAC Ser 91
         Pre-refunded
         9.174%, 9/11/01 (a)                      3,000        3,508,290
AAA      Redding COP
         Elec Sys Rev
         MBIA Ser 92A
         8.60%, 7/01/22 (a)                       2,000        2,615,600
AAA      Sacramento Cnty Arpt
         Sys Rev
         MBIA Ser 96B
         5.75%, 7/01/26                           3,260        3,397,213
AAA      Sacramento Muni Util Dist
         Elec Rev
         MBIA Ser 93E
         5.75%, 5/15/22                           5,000        5,186,850
AAA      San Bernardino Cnty Redev
         (Ontario Proj #1)
         MBIA Ser 93
         5.80%, 8/01/23                          10,000       10,406,100
AAA      San Bernardino Redev Agy
         Tax Alloc (Joint Pwr Fin)
         FSA Ser 95A
         5.75%, 10/01/25                          5,000        5,198,450
AAA      San Dimas Redev Agy
         (Creative Growth)
         FSA Ser 91A
         6.75%, 9/01/16                           1,000        1,080,710


21


INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________
STANDARD &                                     PRINCIPAL
POOR'S                                          AMOUNT
RATINGS                                          (000)          VALUE
-------------------------------------------------------------------------------
AAA      San Francisco City &
         Cnty Int'l Arpt
         MBIA Ser 93 II-4
         6.00%, 5/01/14                        $  5,000    $   5,351,500
AAA      Shasta Lake
         Elec Sys Rev
         FSA Ser 96-2
         6.00%, 4/01/16                           2,895        3,087,981

         TOTAL LONG TERM MUNICIPAL BONDS
           (cost $117,834,161)                               126,593,936

         SHORT TERM MUNICIPAL NOTES-14.8%
A-1      California Comm Hlth Fac
         (Sutter Hlth)
         AMBAC Ser 95 VRDN
         4.20%, 7/01/15 (b)                       1,600        1,600,000
A-1+     California Hlth Fac
         (Catholic Hlthcare)
         MBIA Ser 95D VRDN
         4.25%, 7/01/18 (b)                       3,000        3,000,000
A-1      Long Beach Res Rec Rev
         (Southeast Fac Auth
         Lease Rev)
         Ser 95A VRDN
         4.85%, 12/01/18 (b)                      4,800        4,800,000
VMIG-1*  Los Angeles Cnty Comm
         Redev Agy
         MFHR (Skyline at
         Southpark)
         Ser 85 VRDN
         4.65%, 12/01/05 (b)                      2,950        2,950,000
A-2      San Bernardino Cnty
         MFHR (Alta Park Apts)
         Ser 89A VRDN
         4.50%, 5/01/06 (b)                       5,145        5,145,000
A-2      Simi Valley Hsg Auth
         MFHR (Lincoln Wood
         Ranch)
         Ser 90 VRDN
         4.50%, 6/01/10 (b)                       3,300        3,300,000
A-1+     Westminster Redev Agy
         Tax Alloc (Westminster
         Comm Redev Proj #1)
         AMBAC Ser 97 VRDN
         3.95%, 8/01/27 (b)                       2,000        2,000,000

         TOTAL SHORT TERM MUNICIPAL NOTES
           (cost $22,795,000)                                 22,795,000

         TOTAL INVESTMENTS-97.2%
           (cost $140,629,161)                               149,388,936
         Other assets less liabilities-2.8%                    4,264,264

         NET ASSETS-100%                                   $ 153,653,200


*    Moody's or Fitch Rating.

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

     See notes to financial statements.

     Glossary of Terms:
     AMBAC       American Municipal Bond Assurance Corporation
     AMT         Alternative Minimum Tax - (subject to)
     CAP MAC     Capital Markets Assurance Corporation
     CONNIE LEE  Connie Lee Insurance Company
     COP         Certificate of Participation
     ETM         Escrow to Maturity
     FGIC        Financial Guaranty Insurance Company
     FHA         Federal Housing Administration
     FNMA        Federal National Mortgage Association
     FSA         Financial Security Assurance Incorporated
     GNMA        Government National Mortgage Association
     GO          Government Obligation
     HDA         Housing Development Authority
     HFA         Housing Finance Authority
     IDR         Industrial Development Revenue
     MBIA        Municipal Bond Investors Assurance
     MFHR        Multi-Family Housing Revenue
     NR          Rating not applied for
     PCR         Pollution Control Revenue
     PFC         Passenger Facilities Charge
     SFMR        Single Family Mortgage Revenue


22


STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
______________________________________________________________________________

                                                                INSURED                                      INSURED
                                                NATIONAL        NATIONAL        NEW YORK      CALIFORNIA    CALIFORNIA
                                               ----------      -----------     ----------     -----------   ------------
ASSETS
 Investments in securities, at value
    (cost: National-$620,338,276; Ins.
    National-$221,502,733;
    New York-$302,272,796;
    California-$700,403,745;
    Ins. California-$140,629,161)              $640,711,082   $232,262,176   $325,105,907   $760,384,406   $149,388,936
  Cash                                              354,189             -0-            -0-       167,390             -0-
  Interest receivable                             8,664,066      2,623,449      4,813,972     12,761,612      1,985,589
  Receivable for investment
    securities sold                               1,479,449      4,401,483             -0-     5,615,385      2,800,000
  Receivable for capital
    stock sold                                      875,823        200,982        273,896      3,921,338        123,197
  Prepaid expenses                                   45,546         13,167         15,903         35,655          7,099
  Total assets                                  652,130,155    239,501,257    330,209,678    782,885,786    154,304,821

LIABILITIES
  Due to custodian                                       -0-         6,001        114,870             -0-        87,834
  Unclaimed dividends                                78,007             -0-            -0-        90,989         90,989
  Payable for investment
    securities purchased                         17,269,527             -0-            -0-     8,001,056             -0-
  Dividends payable                                 875,867        285,552        442,860      1,066,999        187,126
  Payable for capital
    stock redeemed                                  501,782         93,227        259,675        559,568         65,895
  Distribution fee payable                          315,798         96,078        161,704        352,070         63,492
  Advisory fee payable                              103,575         98,046         40,885        189,806         69,901
  Accrued expenses                                  101,200         74,425        100,827        144,822         86,384
  Total liabilities                              19,245,756        653,329      1,120,821     10,405,310        651,621

NET ASSETS                                     $632,884,399   $238,847,928   $329,088,857   $772,480,476   $153,653,200

COMPOSITION OF NET ASSETS
  Capital stock, at par                        $     57,951   $     23,067   $     32,475   $     69,638   $     11,033
  Additional paid-in capital                    611,554,590    226,137,768    310,386,949    724,181,221    145,437,663
  Distributions in excess of net
    investment income                            (1,175,497)    (1,130,560)      (779,404)      (698,822)      (221,624)
  Accumulated net realized gain (loss)
    on investment transactions                    2,074,549      3,058,210     (3,384,274)   (11,052,222)      (333,647)
  Net unrealized appreciation
    of investments                               20,372,806     10,759,443     22,833,111     59,980,661      8,759,775
                                               $632,884,399   $238,847,928   $329,088,857   $772,480,476   $153,653,200

  CLASS A SHARES
  Net assets                                   $354,717,199   $174,112,705   $191,497,485   $489,043,723   $109,745,272
  Shares of capital stock outstanding            32,475,446     16,812,721     18,897,727     44,085,269      7,880,731

  CLASS B SHARES
  Net assets                                   $184,889,181   $ 45,749,772   $102,354,885   $179,756,743   $ 29,996,404
  Shares of capital stock outstanding            16,932,656      4,419,818     10,100,492     16,205,535      2,153,689

  CLASS C SHARES
  Net assets                                   $ 93,278,019   $ 18,985,451   $ 35,236,487   $103,680,010   $ 13,911,524
  Shares of capital stock outstanding             8,543,124      1,834,046      3,477,074      9,346,702        998,847

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price
    per share                                        $10.92         $10.36         $10.13         $11.09         $13.93
  Sales charge--4.25% of public
    offering price                                      .48            .46            .45            .49            .62
  Maximum offering price                             $11.40         $10.82         $10.58         $11.58         $14.55

  CLASS B SHARES
  Net asset value and offering price
    per share                                        $10.92         $10.35         $10.13         $11.09         $13.93

  CLASS C SHARES
  Net asset value and offering price
    per share                                        $10.92         $10.35         $10.13         $11.09         $13.93


23


See notes to financial statements.


STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                               INSURED                                    INSURED
                                                NATIONAL      NATIONAL       NEW YORK     CALIFORNIA     CALIFORNIA
                                            -------------   -----------    -----------   ------------   ------------
INVESTMENT INCOME
  Interest                                  $ 17,700,565    $ 6,276,686    $ 9,322,337   $ 21,861,671    $ 4,236,696

EXPENSES
  Advisory fee                                 1,930,223        717,525      1,013,843      2,344,314        411,642
  Distribution fee - Class A                     508,905        260,416        282,442        719,904        160,421
  Distribution fee - Class B                     937,226        224,858        499,359        868,058        145,235
  Distribution fee - Class C                     454,781         94,193        181,315        483,166         68,468
  Transfer agency                                222,188         72,295        103,952        206,726         33,099
  Custodian                                       68,910         50,748         39,044         72,635         44,863
  Administrative                                  47,750         47,750         47,750         47,750         47,750
  Registration                                    35,939         27,064          2,717          4,395          2,232
  Audit and legal                                 30,746         17,627         36,235         35,251          8,653
  Printing                                        28,198          6,619         17,672         42,056          7,211
  Taxes                                           13,177          5,602          7,347         16,470          4,328
  Directors' fees                                  3,667          3,667          3,667          3,667          3,667
  Miscellaneous                                      957          1,735            750          5,153          2,552
  Total expenses                               4,282,667      1,530,099      2,236,093      4,849,545        940,121
  Less advisory fee waived
    (see note B)                              (1,312,552)      (123,973)      (770,521)    (1,219,043)            -0-
  Net expenses                                 2,970,115      1,406,126      1,465,572      3,630,502        940,121
  Net investment income                       14,730,450      4,870,560      7,856,765     18,231,169      3,296,575

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain on investment
    transactions                               5,810,377      3,187,668        188,313      1,542,996             -0-
  Net change in unrealized appreciation
    of investments                            (6,158,602)      (938,601)     1,032,765      2,097,106        674,081
  Net gain (loss) on investments                (348,225)     2,249,067      1,221,078      3,640,102        674,081

NET INCREASE IN NET ASSETS FROM
OPERATIONS                                  $ 14,382,225    $ 7,119,627    $ 9,077,843   $ 21,871,271    $ 3,970,656


See notes to financial statements.


24


STATEMENTS OF CHANGES IN NET ASSETS              ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                     NATIONAL                   INSURED NATIONAL
                           ---------------------------  ------------------------------
                          SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                           APRIL 30, 1998  OCTOBER 31,   APRIL 30, 1998    OCTOBER 31,
                            (UNAUDITED)       1997       (UNAUDITED)        1997
                            ------------  ------------  --------------  --------------
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
Net investment income       $ 14,730,450  $ 31,030,710   $  4,870,560    $ 10,880,671
Net realized gain on
  investment transactions      5,810,377    14,826,601      3,187,668       4,944,358
Net change in unrealized
  appreciation of
  investments                 (6,158,602)    9,340,351       (938,601)      3,352,744
Net increase in net assets
  from operations             14,382,225    55,197,662      7,119,627      19,177,773

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income
  Class A                     (8,946,710)  (17,434,356)    (4,294,283)     (8,055,946)
  Class B                     (4,345,555)   (9,363,672)      (969,021)     (1,989,680)
  Class C                     (2,117,071)   (4,232,682)      (406,452)       (835,045)
Distributions in excess
  of net investment
  income
  Class A                             -0-     (108,116)            -0-       (357,318)
  Class B                             -0-     (167,843)            -0-       (141,497)
  Class C                             -0-      (83,616)            -0-        (54,455)
Net realized gain
  on investments
  Class A                             -0-           -0-    (3,321,194)     (2,137,301)
  Class B                             -0-           -0-      (878,060)       (675,181)
  Class C                             -0-           -0-      (370,918)       (283,681)

CAPITAL STOCK TRANSACTIONS
Net increase (decrease)       24,049,145   (50,361,494)     6,737,239      (4,760,384)
Total increase (decrease)     23,022,034   (26,554,117)     3,616,938        (112,715)

NET ASSETS
Beginning of year            609,862,365   636,416,482    235,230,990     235,343,705
End of period               $632,884,399  $609,862,365   $238,847,928    $235,230,990


See notes to financial statements.


25


STATEMENTS OF CHANGES IN NET ASSETS (CONT.)      ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                                      NEW YORK
                                          ------------------------------------
                                           SIX MONTHS ENDED       YEAR ENDED
                                            APRIL 30, 1998        OCTOBER 31,
                                              (UNAUDITED)            1997
                                          -----------------  -----------------
INCREASE IN NET
ASSETS FROM OPERATIONS
  Net investment income                    $   7,856,765      $   15,977,835
  Net realized gain on
    investment transactions                      188,313            ,174,320
  Net change in unrealized
    appreciation of investments                1,032,765           9,967,051
  Net increase in net assets
    from operations                            9,077,843          30,119,206

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                   (5,047,010)         (9,716,748)
    Class B                                   (2,326,334)         (4,491,417)
    Class C                                     (843,705)         (1,769,670)
  Distributions in excess of net
    investment income
    Class A                                           -0-           (212,191)
    Class B                                           -0-            (93,630)
    Class C                                           -0-            (39,023)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                     11,473,501          (8,015,166)
  Total increase                              12,334,295           5,781,361

NET ASSETS
  Beginning of year                          316,754,562         310,973,201
  End of period                            $ 329,088,857       $ 316,754,562


See notes to financial statements.


26


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                       CALIFORNIA               INSURED CALIFORNIA
                           ---------------------------  ------------------------------
                          SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                           APRIL 30, 1998  OCTOBER 31,   APRIL 30, 1998    OCTOBER 31,
                            (UNAUDITED)       1997       (UNAUDITED)        1997
                            ------------  ------------  --------------  --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net investment income       $ 18,231,169  $ 36,702,496   $  3,296,575    $  6,928,892
Net realized gain on
  investment transactions      1,542,996     5,003,142             -0-      1,740,386
Net change in unrealized
  appreciation of
  investments                  2,097,106    24,720,704        674,081       3,440,458
Net increase in net assets
  from operations             21,871,271    66,426,342      3,970,656      12,109,736

DIVIDENDS TO SHAREHOLDERS
FROM:
Net investment income
  Class A                    (12,612,712)  (24,763,762)    (2,706,981)     (5,193,881)
  Class B                     (3,961,577)   (7,675,192)      (630,499)     (1,166,553)
  Class C                     (2,203,483)   (4,263,542)      (297,087)       (567,563)
Distributions in excess
  of net investment
  income
  Class A                             -0-     (117,642)            -0-        (38,493)
  Class B                             -0-      (23,966)            -0-           (254)
  Class C                             -0-      (10,658)            -0-             -0-

CAPITAL STOCK TRANSACTIONS
Net increase (decrease)       41,528,615   (17,969,648)     8,257,886      (1,148,149)
Total increase                44,622,114    11,601,932      8,593,975       3,994,843

NET ASSETS
Beginning of year            727,858,362   716,256,430    145,059,225     141,064,382
End of period (including
  undistributed net
  investment income
  of $116,368 for the
  Insured California
  Portfolio at
  October 31, 1997)         $772,480,476   $727,858,362   $153,653,200    $145,059,225


See notes to financial statements.


27


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)                       ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange are generally valued at the last reported sale price or if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked prices provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Directors. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

2. TAXES
It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund amortizes premiums and accretes original issue discounts and market discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.


28


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. Such fees are accrued daily and paid monthly.

For the six months ended April 30, 1998, the Adviser voluntarily agreed to waive part of its advisory fee for the National, Insured National, New York and California Portfolios. The aggregate amounts of such fee waivers were: National Portfolio, $1,312,552; Insured National Portfolio, $123,973; New York Portfolio, $770,521; and California Portfolio, $1,219,043. Pursuant to the advisory agreement, the Fund paid $238,750 to the Adviser representing the cost of certain legal and accounting services provided to each Portfolio by the Adviser.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $183,363; Insured National Portfolio, $48,256; New York Portfolio, $88,167; California Portfolio, $141,784 and Insured California Portfolio, $22,908 for the six months ended April 30, 1998.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The amount of front-end sales charges received by the Distributor from sales of the respective Portfolio's Class A shares for the six months ended April 30, 1998 were: National Portfolio, $43,665; Insured National Portfolio, $9,736; New York Portfolio, $14,583; and California Portfolio, $36,318. The amount of contingent deferred sales charge imposed upon redemptions by shareholders of Class A shares were National Portfolio, $334; New York, $8,894; and Insured California, $21,363. Insured National Portfolio and California Portfolio had no contingent deferred sales charges. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares were: National Portfolio, $67,185; Insured National Portfolio, $18,601; New York Portfolio, $54,180; California Portfolio, $52,239; and Insured California Portfolio, $7,562. The amount of contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares were:National Portfolio, $11,407; Insured National Portfolio, $2,395; New York Portfolio, $8,863; California Portfolio, $19,700; and Insured California, $1,538.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:


29


NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

PORTFOLIO                                       CLASS B               CLASS C
----------                                    -----------           -----------
National                                      $3,192,334            $2,798,526
Insured National                               1,798,429               924,844
New York                                       3,278,847             1,317,391
California                                     4,667,862             2,566,851
Insured California                             1,579,797               636,122

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended April 30, 1998 were as follows:

PORTFOLIO                                     PURCHASES            SALES
---------                                   ------------        -------------
National                                    $101,565,731        $145,918,528
Insured National                              10,202,704          44,918,489
New York                                      12,432,675          13,034,832
California                                    45,251,085          41,163,296
Insured California                                    -0-          5,000,000

There were no purchases or sales of U.S. government and government agency obligations for the six months ended April 30, 1998.

At April 30, 1998, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:

                                      GROSS UNREALIZED                NET
                                  -----------------------------    UNREALIZED
                      TAX COST    APPRECIATION   (DEPRECIATION)   APPRECIATION
                    ------------  ------------   --------------   ------------
National            $620,370,668   $21,981,008    $(1,640,594)    $20,340,414
Insured National     221,502,733    10,759,443             -0-     10,759,443
New York             302,293,895    25,025,024     (2,213,012)     22,812,012
California           700,403,745    60,247,785       (267,124)     59,980,661
Insured California   140,629,161     8,759,775             -0-      8,759,775


NOTE E: TAXES
For Federal income tax purposes at October 31, 1997, the Fund had capital loss carryforwards for the following Portfolios: $3,702,936 expiring in 2003 for the National Portfolio; $3,551,488 expiring in 2003 for the New York Portfolio; $10,543,156 expiring in 2003 and $2,052,062 expiring in 2004 for the California Portfolio; and $333,647 expiring in 2002 for the Insured California Portfolio.


30


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

NOTE F: CAPITAL STOCK
There are 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C shares. Each class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:

                                        NATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1998  OCTOBER 31, APRIL 30, 1998    OCTOBER 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            4,177,227     3,200,221    $ 46,045,070    $ 34,152,888
Shares issued in
  reinvestment of
  dividends and
  distributions          475,883       965,819       5,242,640      10,298,158
Shares converted
  from Class B           496,442       966,203       5,425,249      10,317,831
Shares redeemed       (2,810,094)   (5,936,090)    (30,921,299)    (63,228,325)
Net increase
  (decrease)           2,339,458      (803,847)   $ 25,791,660    $ (8,459,448)

CLASS B
Shares sold            1,439,783     2,028,317    $ 15,859,744    $ 21,665,451
Shares issued in
  reinvestment of
  dividends and
  distributions          271,711       595,412       2,992,239       6,345,911
Shares converted
  to Class A            (496,442)     (966,312)     (5,425,249)    (10,317,831)
Shares redeemed       (1,706,212)   (4,683,031)    (18,825,989)    (49,816,107)
Net decrease            (491,160)   (3,025,614)   $ (5,399,255)   $(32,122,576)

CLASS C
Shares sold              929,155     1,388,588    $ 10,235,612    $ 14,824,288
Shares issued in
  reinvestment of
  dividends and
  distributions          200,184       388,719       2,202,238       4,147,274
Shares redeemed         (797,561)   (2,709,926)     (8,781,110)    (28,751,032)
Net increase
  (decrease)             331,778      (932,619)   $  3,656,740    $ (9,779,470)


                                     INSURED NATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1998  OCTOBER 31, APRIL 30, 1998    OCTOBER 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              738,220     1,963,755    $  7,685,841    $ 20,121,552
Shares issued
  in reinvestment
  of dividends and
  distributions          477,092       606,956       4,956,609       6,193,387
Shares converted
  from Class B            54,965        72,137         575,232         741,691
Shares redeemed         (716,855)   (1,983,414)     (7,487,195)    (20,244,010)
Net increase             553,422       659,434    $  5,730,487    $  6,812,620


31


NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                    INSURED NATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1998  OCTOBER 31, APRIL 30, 1998    OCTOBER 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold              381,600       445,318    $  3,984,111    $  4,550,886
Shares issued in
  reinvestment of
  dividends and
  distributions          133,540       189,204       1,386,595       1,928,668
Shares converted
  to Class A             (54,965)      (72,158)       (575,232)       (741,691)
Shares redeemed         (380,066)   (1,295,176)     (3,973,889)    (13,217,186)
Net increase
  (decrease)              80,109      (732,812)   $    821,585    $ (7,479,323)

CLASS C
Shares sold               79,619       607,973    $    832,164    $  6,236,279
Shares issued in
  reinvestment of
  dividends and
  distributions           80,432       100,042         835,566       1,023,363
Shares redeemed         (141,954)   (1,106,023)     (1,482,563)    (11,353,323)
Net increase
  (decrease)              18,097      (398,008)   $    185,167    $ (4,093,681)


                                        NEW YORK PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1998  OCTOBER 31, APRIL 30, 1998    OCTOBER 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,828,501     1,656,405    $ 18,618,783    $ 16,287,832
Shares issued in
  reinvestment of
  dividends and
  distributions          307,059       622,430       3,137,296       6,108,602
Shares converted
  from Class B            34,994        68,401         394,315         672,992
Shares redeemed       (1,261,624)   (2,933,918)    (12,886,005)    (28,752,201)
Net increase
  (decrease)             908,930      (586,682)   $  9,264,389    $ (5,682,775)

CLASS B
Shares sold            1,370,361     1,571,739    $ 13,996,727    $ 15,455,527
Shares issued in
  reinvestment of
  dividends and
  distributions          171,805       335,027       1,754,308       3,289,276
Shares converted
  to Class A             (34,994)      (68,401)       (394,315)       (672,992)
Shares redeemed         (920,309)   (2,361,128)     (9,362,577)    (23,120,896)
Net increase
  (decrease)             586,863      (522,763)   $  5,994,143    $ (5,049,085)


32


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                       NEW YORK PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1998  OCTOBER 31, APRIL 30, 1998    OCTOBER 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold              533,988     1,428,234    $  5,458,149    $ 14,035,181
Shares issued in
  reinvestment of
  dividends and
  distributions           96,146       199,225         980,350       1,958,524
Shares redeemed       (1,002,354)   (1,355,750)    (10,223,530)    (13,277,011)
Net increase
  (decrease)            (372,220)      271,709    $ (3,785,031)   $  2,716,694


                                       CALIFORNIA PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1998  OCTOBER 31, APRIL 30, 1998    OCTOBER 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            3,681,286     3,738,289    $ 41,044,417    $ 40,219,966
Shares issued in
  reinvestment of
  dividends and
  distributions          585,305     1,166,476       6,537,355      12,506,829
Shares converted
  from Class B            40,164       142,469         499,577       1,524,654
Shares redeemed       (2,825,766)   (5,919,965)    (31,564,040)    (63,313,282)
Net increase
  (decrease)           1,480,989      (872,731)   $ 16,517,309    $ (9,061,833)

CLASS B
Shares sold            1,945,094     2,222,122    $ 22,442,150    $ 23,864,126
Shares issued
  in reinvestment of
  dividends and
  distributions          306,021       443,701       2,696,822       4,759,751
Shares converted
  to Class A             (40,164)     (142,456)       (499,577)     (1,524,654)
Shares redeemed       (1,099,566)   (2,999,262)    (12,236,868)    (32,131,158)
Net increase
  (decrease)           1,111,385      (475,895)   $ 12,402,527    $ (5,031,935)

CLASS C
Shares sold            1,714,258     1,575,361    $ 19,157,162    $ 16,866,778
Shares issued in
  reinvestment of
  dividends and
  distributions          207,349       377,469       2,312,518       4,052,166
Shares redeemed         (792,672)   (2,319,763)     (8,860,901)    (24,794,824)
Net increase
  (decrease)           1,128,935      (366,933)   $ 12,608,779    $ (3,875,880)


33


NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

                                    INSURED CALIFORNIA PORTFOLIO
                    -----------------------------------------------------------
                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                    SIX MONTHS ENDED YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                     APRIL 30, 1998  OCTOBER 31,  APRIL 30, 1998    OCTOBER 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold              865,292       579,093    $ 12,160,335    $  7,766,679
Shares issued
  in reinvestment of
  dividends and
  distributions           98,453       194,618       1,382,380       2,638,958
shares converted
  from Class B                 5        12,441              72         170,252
Shares redeemed         (547,181)     (903,548)     (7,669,007)    (12,186,021)
Net increase
  (decrease)             416,569      (117,396)   $  5,873,780    $ (1,610,132)

CLASS B
Shares sold              208,655       362,181    $  2,922,406    $  4,900,540
Shares issued
  in reinvestment of
  dividends and
  distributions           28,947        62,833         406,217         852,376
Shares converted
  to Class A                  (5)      (12,440)            (72)       (170,252)
Shares redeemed          (98,625)     (391,053)     (1,381,047)     (5,261,290)
Net increase             138,972        21,521    $  1,947,504    $    321,374

CLASS C
Shares sold              109,763       145,518    $  1,539,825    $  1,971,410
Shares issued in
  reinvestment of
  dividends               20,612        35,557         289,103         482,604
Shares redeemed          (99,113)     (171,093)     (1,392,326)     (2,313,405)
Net increase              31,262         9,982     $   436,602     $   140,609


34


FINANCIAL HIGHLIGHTS                             ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          NATIONAL PORTFOLIO
                                          ------------------------------------------------------------------------------
                                                                             CLASS A
                                          ------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                           APRIL 30, 1998                     YEAR ENDED OCTOBER 31,
                                             (UNAUDITED)    1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.94       $10.51       $10.45       $ 9.41       $11.05       $10.19

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .28(b)       .57(b)       .58          .58          .57          .61
Net realized and unrealized gain (loss)
  on investment transactions                    (.01)         .44          .06         1.04        (1.37)         .88
Net increase (decrease) in net asset
  value from operations                          .27         1.01          .64         1.62         (.80)        1.49

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)        (.58)        (.58)        (.58)        (.57)        (.62)
Distributions in excess of net
  investment income                               -0-          -0-          -0-          -0-        (.03)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.24)        (.01)
Total dividends and distributions               (.29)        (.58)        (.58)        (.58)        (.84)        (.63)
Net asset value, end of period                $10.92       $10.94       $10.51       $10.45       $ 9.41       $11.05

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.47%        9.88%        6.32%       17.73%       (7.65)%      14.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $354,717     $329,540     $325,288     $338,311     $338,814     $386,484
Ratios to average net assets of:
  Expenses, net of fee waivers                   .64%(d)      .69%         .69%         .71%         .62%         .65%
  Expenses, before fee waivers                  1.08%(d)     1.11%        1.10%        1.09%        1.09%        1.08%
  Net investment income, net of fee waivers     5.04%(d)     5.40%        5.55%        5.84%        5.61%        5.69%
Portfolio turnover rate                           20%          72%         137%         118%         110%         233%


See footnote summary on page 49.


35


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       NATIONAL PORTFOLIO
                                          ------------------------------------------------------------------------------
                                                                             CLASS B
                                          ------------------------------------------------------------------------------
                                                                                                             JANUARY 4,
                                            SIX MONTHS                                                         1993(E)
                                              ENDED                    YEAR ENDED OCTOBER 31,                    TO
                                          APRIL 30, 1998 --------------------------------------------------  OCTOBER 31,
                                           (UNAUDITED)      1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.94       $10.51       $10.45       $ 9.41       $11.05       $10.43

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .24(b)       .50(b)       .51          .51          .50          .44
Net realized and unrealized gain (loss)
  on investment transactions                    (.01)         .44          .06         1.04        (1.38)         .63
Net increase (decrease) in net asset
  value from operations                          .23          .94          .57         1.55         (.88)        1.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.50)        (.51)        (.51)        (.50)        (.45)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-          -0-        (.02)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.24)          -0-
Total dividends and distributions               (.25)        (.51)        (.51)        (.51)        (.76)        (.45)
Net asset value, end of period                $10.92       $10.94       $10.51       $10.45       $ 9.41       $11.05

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.15%        9.16%        5.61%       16.91%       (8.34)%      10.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $184,889     $190,530     $214,994     $252,357     $250,391     $216,489
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.35%(d)     1.40%        1.40%        1.42%        1.32%        1.36%(d)
  Expenses, before fee waivers                  1.76%(d)     1.79%        1.81%        1.80%        1.80%        1.78%(d)
  Net investment income, net of fee waivers     4.34%(d)     4.69%        4.85%        5.13%        4.91%        4.59%(d)
Portfolio turnover rate                           20%          72%         137%         118%         110%         233%


See footnote summary on page 49.


36


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       NATIONAL PORTFOLIO
                                          ------------------------------------------------------------------------------
                                                                            CLASS C
                                          ------------------------------------------------------------------------------
                                                                                                               MAY 3,
                                             SIX MONTHS                                                        1993(E)
                                               ENDED                    YEAR ENDED OCTOBER 31,                   TO
                                          APRIL 30, 1998 --------------------------------------------------  OCTOBER 31,
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.94       $10.51       $10.45       $ 9.41       $11.05       $10.70

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .24(b)       .50(b)       .51          .51          .50          .26
Net realized and unrealized gain (loss)
  on investment transactions                    (.01)         .44          .06         1.04        (1.38)         .36
Net increase (decrease) in net asset
  value from operations                          .23          .94          .57         1.55         (.88)         .62

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.50)        (.51)        (.51)        (.50)        (.27)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-          -0-        (.02)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.24)          -0-
Total dividends and distributions               (.25)        (.51)        (.51)        (.51)        (.76)        (.27)
Net asset value, end of period                $10.92       $10.94       $10.51       $10.45        $9.41       $11.05

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.15%        9.18%        5.62%       16.93%       (8.33)%       5.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $93,278      $89,792      $96,134     $108,068     $133,249     $150,953
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.33%(d)     1.39%        1.39%        1.41%        1.31%        1.36%(d)
  Expenses, before fee waivers                  1.77%(d)     1.81%        1.80%        1.78%        1.79%        1.78%(d)
  Net investment income, net of fee waivers     4.35%(d)     4.70%        4.85%        5.16%        4.89%        4.17%(d)
Portfolio turnover rate                           20%          72%         137%         118%         110%         233%


See footnote summary on page 49.


37


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    INSURED NATIONAL PORTFOLIO
                                            ----------------------------------------------------------------------------
                                                                             CLASS A
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                         YEAR ENDED OCTOBER 31,
                                          APRIL 30, 1998 ---------------------------------------------------------------
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.49       $10.28       $10.07       $ 8.96       $10.76       $ 9.87

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .22(b)       .50(b)       .51          .51          .53          .56
Net realized and unrealized gain (loss)
  on investment transactions                     .11          .37          .22         1.13        (1.40)         .96
Net increase (decrease) in net asset
  value from operations                          .33          .87          .73         1.64         (.87)        1.52

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.26)        (.50)        (.52)        (.51)        (.53)        (.57)
Distributions in excess of net
  investment income                               -0-        (.02)          -0-        (.02)        (.01)          -0-
Distributions from net realized gains           (.20)        (.14)          -0-          -0-        (.39)        (.06)
Total dividends and distributions               (.46)        (.66)        (.52)        (.53)        (.93)        (.63)
Net asset value, end of period                $10.36       $10.49       $10.28       $10.07        $8.96       $10.76

TOTAL RETURN
Total investment return based on net
  asset value (c)                               3.21%        8.77%        7.43%       18.72%       (8.69)%      15.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $174,113     $170,631     $160,425     $165,548     $153,656     $185,876
Ratios to average net assets of:
  Expenses, net of fee waivers                   .99%(d)     1.02%        1.02%        1.01%         .66%         .73%
  Expenses, before fee waivers                  1.10%(d)     1.15%        1.12%        1.12%        1.11%        1.11%
  Net investment income, net of fee waivers     4.30%(d)     4.85%        5.04%        5.37%        5.40%        5.40%
Portfolio turnover rate                            6%          98%         157%         171%         149%         165%


See footnote summary on page 49.


38


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    INSURED NATIONAL PORTFOLIO
                                          ------------------------------------------------------------------------------
                                                                             CLASS B
                                          ------------------------------------------------------------------------------
                                                                                                             JANUARY 4,
                                            SIX MONTHS                                                         1993(E)
                                              ENDED                    YEAR ENDED OCTOBER 31,                    TO
                                          APRIL 30, 1998 --------------------------------------------------  OCTOBER 31,
                                           (UNAUDITED)      1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.49       $10.28       $10.07       $ 8.96       $10.76       $10.10

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .18(b)       .42(b)       .44          .45          .46          .40
Net realized and unrealized gain (loss)
  on investment transactions                     .11          .38          .22         1.12        (1.40)         .66
Net increase (decrease) in net asset
  value from operations                          .29          .80          .66         1.57         (.94)        1.06

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.42)        (.45)        (.45)        (.46)        (.40)
Distributions in excess of net
  investment income                               -0-        (.03)          -0-        (.01)        (.01)          -0-
Distributions from net realized gains           (.20)        (.14)          -0-          -0-        (.39)          -0-
Total dividends and distributions               (.43)        (.59)        (.45)        (.46)        (.86)        (.40)
Net asset value, end of period                $10.35       $10.49       $10.28       $10.07       $ 8.96       $10.76

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.79%        8.07%        6.74%       17.91%       (9.38)%      10.68%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $45,750      $45,542      $52,156      $58,990      $51,439      $42,954
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.72%(d)     1.75%        1.73%        1.72%        1.37%        1.45%(d)
  Expenses, before fee waivers                  1.82%(d)     1.86%        1.83%        1.83%        1.82%        1.83%(d)
  Net investment income, net of fee waivers     3.57%(d)     4.12%        4.32%        4.65%        4.71%        4.31%(d)
Portfolio turnover rate                            6%          98%         157%         171%         149%         165%


See footnote summary on page 49.


39


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   INSURED NATIONAL PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS C
                                            ------------------------------------------------------------------------------
                                              MAY 3,
                                            SIX MONTHS                                                        1993(E)
                                               ENDED                   YEAR ENDED OCTOBER 31,                   TO
                                          APRIL 30, 1998 --------------------------------------------------  OCTOBER 31,
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.49       $10.28       $10.07       $ 8.96       $10.76       $10.41

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .19(b)       .42(b)       .44          .45          .46          .24
Net realized and unrealized gain (loss)
  on investment transactions                     .10          .38          .22         1.12        (1.40)         .35
Net increase (decrease) in net asset
  value from operations                          .29          .80          .66         1.57         (.94)         .59

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.23)        (.42)        (.45)        (.45)        (.46)        (.24)
Distributions in excess of net
  investment income                               -0-        (.03)          -0-        (.01)        (.01)          -0-
Distributions from net realized gains           (.20)        (.14)          -0-          -0-        (.39)          -0-
Total dividends and distributions               (.43)        (.59)        (.45)        (.46)        (.86)        (.24)
Net asset value, end of period                $10.35       $10.49       $10.28       $10.07       $ 8.96       $10.76

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.79%        8.07%        6.74%       17.91%       (9.38)%       5.75%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $18,985      $19,057      $22,763      $22,265      $24,112      $28,862
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.69%(d)     1.72%        1.72%        1.71%        1.36%        1.45%(d)
  Expenses, before fee waivers                  1.80%(d)     1.84%        1.82%        1.82%        1.81%        1.83%(d)
  Net investment income, net of fee waivers     3.60%(d)     4.15%        4.34%        4.69%        4.68%        3.98%(d)
Portfolio turnover rate                            6%          98%         157%         171%         149%         165%


See footnote summary on page 49.


40


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        NEW YORK PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                          YEAR ENDED OCTOBER 31,
                                          APRIL 30, 1998 ---------------------------------------------------------------
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17       $ 9.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .26(b)       .53(b)       .55          .55          .55          .57
Net realized and unrealized gain (loss)
  on investment transactions                     .04          .46          .04          .90        (1.40)         .79
Net increase (decrease) in net asset
  value from operations                          .30          .99          .59         1.45         (.85)        1.36

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.27)        (.54)        (.55)        (.55)        (.55)        (.58)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.04)        (.14)
Total dividends and distributions               (.27)        (.55)        (.55)        (.55)        (.60)        (.72)
Net asset value, end of period                $10.13       $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                               3.00%       10.52%        6.30%       17.10%       (8.76)%      14.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $191,497     $181,745     $179,452     $183,987     $182,170     $214,259
Ratios to average net assets of:
  Expenses, net of fee waivers                   .61%(d)      .65%         .64%         .75%         .66%         .68%
  Expenses, before fee waivers                  1.08%(d)     1.12%        1.11%        1.12%        1.11%        1.13%
  Net investment income, net of fee waivers     5.14%(d)     5.45%        5.66%        5.93%        5.75%        5.76%
Portfolio turnover rate                            4%          34%          64%          69%          69%          63%


See footnote summary on page 49.


41


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         NEW YORK PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS B
                                            ------------------------------------------------------------------------------
                                                                                                             JANUARY 4,
                                             SIX MONTHS                                                        1993(E)
                                               ENDED                    YEAR ENDED OCTOBER 31,                   TO
                                          APRIL 30, 1998 --------------------------------------------------  OCTOBER 31,
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17       $ 9.61

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .23(b)       .46(b)       .48          .48          .48          .41
Net realized and unrealized gain (loss)
  on investment transactions                     .04          .46          .04          .90        (1.41)         .56
Net increase (decrease) in net asset
  value from operations                          .27          .92          .52         1.38         (.93)         .97

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.47)        (.48)        (.48)        (.47)        (.41)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.04)          -0-
Total dividends and distributions               (.24)        (.48)        (.48)        (.48)        (.52)        (.41)
Net asset value, end of period                $10.13       $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.65%        9.72%        5.52%       16.19%       (9.44)%      10.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $102,355      $96,119      $96,959      $94,400      $81,941      $58,504
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.31%(d)     1.35%        1.35%        1.45%        1.36%        1.39%(d)
  Expenses, before fee waivers                  1.79%(d)     1.84%        1.82%        1.83%        1.82%        1.84%(d)
  Net investment income, net of fee waivers     4.44%(d)     4.75%        4.95%        5.21%        5.05%        4.70%(d)
Portfolio turnover rate                            4%          34%          64%          69%          69%          63%


See footnote summary on page 49.


42


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       NEW YORK PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS C
                                            ------------------------------------------------------------------------------
                                                                                                               MAY 3,
                                            SIX MONTHS                                                         1993(E)
                                               ENDED                   YEAR ENDED OCTOBER 31,                    TO
                                          APRIL 30, 1998 --------------------------------------------------  OCTOBER 31,
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17       $ 9.89

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .23(b)       .46(b)       .48          .48          .48          .24
Net realized and unrealized gain (loss)
  on investment transactions                     .04          .46          .04          .90        (1.41)         .29
Net increase (decrease) in net asset
  value from operations                          .27          .92          .52         1.38         (.93)         .53

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.24)        (.47)        (.48)        (.48)        (.47)        (.25)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-          -0-        (.01)          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.04)          -0-
Total dividends and distributions               (.24)        (.48)        (.48)        (.48)        (.52)        (.25)
Net asset value, end of period                $10.13       $10.10       $ 9.66       $ 9.62       $ 8.72       $10.17

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.65%        9.72%        5.52%       16.19%       (9.44)%       5.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $35,236      $38,890      $34,562      $32,259      $34,646      $38,245
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.31%(d)     1.35%        1.34%        1.44%        1.36%        1.38%(d)
  Expenses, before fee waivers                  1.76%(d)     1.82%        1.81%        1.82%        1.81%        1.84%(d)
  Net investment income, net of fee waivers     4.44%(d)     4.75%        4.95%        5.24%        5.03%        4.42%(d)
Portfolio turnover rate                            4%          34%          64%          69%          69%          63%


See footnote summary on page 49.


43


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED OCTOBER 31,
                                          APRIL 30, 1998 ---------------------------------------------------------------
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $11.04       $10.59       $10.45       $ 9.43       $10.90       $10.06

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .28(b)       .58(b)       .58          .59          .59          .61
Net realized and unrealized gain (loss)
  on investment transactions                     .06          .45          .14         1.02        (1.41)         .85
Net increase (decrease) in net asset
  value from operations                          .34         1.03          .72         1.61         (.82)        1.46

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.29)        (.58)        (.58)        (.59)        (.59)        (.61)
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.06)        (.01)
Total dividends and distributions               (.29)        (.58)        (.58)        (.59)        (.65)        (.62)
Net asset value, end of period                $11.09       $11.04       $10.59       $10.45       $ 9.43       $10.90

TOTAL RETURN
Total investment return based on net
  asset value (c)                               3.11%       10.07%        7.15%       17.55%       (7.73)%      14.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $489,044     $470,444     $460,444     $478,535     $470,308     $531,293
Ratios to average net assets of:
  Expenses, net of fee waivers                   .71%(d)      .78%         .77%         .74%         .64%         .74%
  Expenses, before fee waivers                  1.04%(d)     1.05%        1.05%        1.04%        1.05%        1.06%
  Net investment income, net of fee waivers     5.12%(d)     5.43%        5.57%        5.90%        5.78%        5.74%
Portfolio turnover rate                            6%          20%          49%          39%          45%          83%


See footnote summary on page 49.


44


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS B
                                            ------------------------------------------------------------------------------
                                                                                                             JANUARY 4,
                                            SIX MONTHS                                                         1993(E)
                                               ENDED                   YEAR ENDED OCTOBER 31,                    TO
                                          APRIL 30, 1998 --------------------------------------------------  OCTOBER 31,
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.04       $10.59       $10.45       $ 9.43       $10.90       $10.27

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .24(b)       .51(b)       .51          .51          .52          .44
Net realized and unrealized gain (loss)
  on investment transactions                     .06          .45          .14         1.02        (1.41)         .63
Net increase (decrease) in net asset
  value from operations                          .30          .96          .65         1.53         (.89)        1.07

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.51)        (.51)        (.51)        (.52)        (.44)
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.06)          -0-
Total dividends and distributions               (.25)        (.51)        (.51)        (.51)        (.58)        (.44)
Net asset value, end of period                $11.09       $11.04       $10.59       $10.45       $ 9.43       $10.90

TOTAL RETURN
Total investment return based on net
 asset value (c)                                2.76%        9.29%        6.37%       16.64%       (8.43)%      10.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $179,757     $166,672     $164,895     $166,759     $160,879     $126,688
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.42%(d)     1.48%        1.47%        1.45%        1.35%        1.44%(d)
  Expenses, before fee waivers                  1.75%(d)     1.76%        1.75%        1.75%        1.75%        1.78%(d)
  Net investment income, net of fee waivers     4.41%(d)     4.72%        4.87%        5.19%        5.07%        4.66%(d)
Portfolio turnover rate                            6%          20%          49%          39%          45%          83%


See footnote summary on page 49.


45


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                             CLASS C
                                            ------------------------------------------------------------------------------
                                                                                                               MAY 3,
                                            SIX MONTHS                                                         1993(E)
                                               ENDED                   YEAR ENDED OCTOBER 31,                    TO
                                          APRIL 30, 1998 --------------------------------------------------  OCTOBER 31,
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $11.04       $10.59       $10.45       $ 9.43       $10.90       $10.54

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                        .24(b)       .51(b)       .51          .51          .52          .26
Net realized and unrealized gain (loss)
  on investment transactions                     .06          .45          .14         1.02        (1.41)         .36
Net increase (decrease) in net asset
  value from operations                          .30          .96          .65         1.53         (.89)         .62

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.25)        (.51)        (.51)        (.51)        (.52)        (.26)
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.06)          -0-
Total dividends and distributions               (.25)        (.51)        (.51)        (.51)        (.58)        (.26)
Net asset value, end of period                $11.09       $11.04       $10.59       $10.45       $ 9.43       $10.90

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.76%        9.29%        6.38%       16.64%       (8.43)%       5.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $103,680      $90,742      $90,917      $87,793     $103,622     $117,379
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.41%(d)     1.48%        1.47%        1.44%        1.34%        1.44%(d)
  Expenses, before fee waivers                  1.74%(d)     1.74%        1.75%        1.74%        1.75%        1.78%(d)
  Net investment income, net of fee waivers     4.41%(d)     4.73%        4.87%        5.22%        5.06%        4.42%(d)
Portfolio turnover rate                            6%          20%          49%          39%          45%          83%


See footnote summary on page 49.


46


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   INSURED CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED OCTOBER 31,
                                          APRIL 30, 1998 ---------------------------------------------------------------
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $13.89       $13.39       $13.32       $11.79       $14.25       $12.99

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .32(b)       .69(b)       .69          .68(a)       .69(a)       .70(a)
Net realized and unrealized gain (loss)
  on investment transactions                     .08          .50          .06         1.54        (1.99)        1.30
Net increase (decrease) in net asset
 value from operations                           .40         1.19          .75         2.22        (1.30)        2.00

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.36)        (.68)        (.68)        (.68)        (.69)        (.71)
Distributions in excess of net
  investment income                               -0-        (.01)          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.47)        (.03)
Total dividends and distributions               (.36)        (.69)        (.68)        (.69)       (1.16)        (.74)
Net asset value, end of period                $13.93       $13.89       $13.39       $13.32       $11.79       $14.25

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.84%        9.18%        5.79%       19.29%       (9.73)%      15.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $109,745     $103,647     $101,542     $103,940      $94,857     $120,734
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.06%(d)     1.11%        1.08%        1.04%         .82%         .94%
  Expenses, before fee waivers                  1.06%(d)     1.11%        1.08%        1.09%        1.08%        1.08%
  Net investment income, net of fee waivers     4.60%(d)     5.09%        5.19%        5.34%        5.29%        5.06%
Portfolio turnover rate                            0%          35%         118%         103%         100%         186%


See footnote summary on page 49.


47


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   INSURED CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                              CLASS B
                                            ------------------------------------------------------------------------------
                                                                                                             JANUARY 4,
                                            SIX MONTHS                                                         1993(E)
                                               ENDED                   YEAR ENDED OCTOBER 31,                    TO
                                          APRIL 30, 1998 --------------------------------------------------  OCTOBER 31,
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.89       $13.39       $13.32       $11.79       $14.25       $13.37

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .27(b)       .59(b)       .60          .58(a)       .60(a)       .49(a)
Net realized and unrealized gain (loss)
  on investment transactions                     .08          .50          .05         1.54        (2.00)         .89
Net increase (decrease) in net asset
  value from operations                          .35         1.09          .65         2.12        (1.40)        1.38

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.31)        (.59)        (.58)        (.58)        (.59)        (.50)
Distributions in excess of net
  investment income                               -0-          -0-          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.47)          -0-
Total dividends and distributions               (.31)        (.59)        (.58)        (.59)       (1.06)        (.50)
Net asset value, end of period                $13.93       $13.89       $13.39       $13.32       $11.79       $14.25

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.47%        8.37%        4.99%       18.35%      (10.43)%      10.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $29,996      $27,976      $26,696      $27,816      $24,591      $21,234
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.76%(d)     1.81%        1.79%        1.74%        1.53%        1.65%(d)
  Expenses, before fee waivers                  1.76%(d)     1.81%        1.79%        1.80%        1.78%        1.79%(d)
  Net investment income, net of fee waivers     3.91%(d)     4.39%        4.49%        4.61%        4.60%        3.85%(d)
Portfolio turnover rate                            0%          35%         118%         103%         100%         186%


See footnote summary on page 49.


48


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     INSURED CALIFORNIA PORTFOLIO
                                            ------------------------------------------------------------------------------
                                                                               CLASS C
                                            ------------------------------------------------------------------------------
                                                                                                               MAY 3,
                                            SIX MONTHS                                                         1993(E)
                                               ENDED                    YEAR ENDED OCTOBER 31,                   TO
                                          APRIL 30, 1998 --------------------------------------------------  OCTOBER 31,
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.89       $13.39       $13.32       $11.79       $14.25       $13.78

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .27(b)       .59(b)       .60          .58(a)       .60(a)       .29(a)
Net realized and unrealized gain (loss)
  on investment transactions                     .08          .50          .05         1.54        (2.00)         .48
Net increase (decrease) in net asset
  value from operations                          .35         1.09          .65         2.12        (1.40)         .77

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.31)        (.59)        (.58)        (.58)        (.59)        (.30)
Distributions in excess of net
  investment income                               -0-          -0-          -0-        (.01)          -0-          -0-
Distributions from net realized gains             -0-          -0-          -0-          -0-        (.47)          -0-
Total dividends and distributions               (.31)        (.59)        (.58)        (.59)       (1.06)        (.30)
Net asset value, end of period                $13.93       $13.89       $13.39       $13.32       $11.79       $14.25

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.47%        8.37%        4.99%       18.35%      (10.43)%       5.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $13,912      $13,436      $12,826      $14,323      $12,472      $15,971
Ratios to average net assets of:
  Expenses, net of fee waivers                  1.76%(d)     1.81%        1.78%        1.74%        1.52%        1.65%(d)
  Expenses, before fee waivers                  1.76%(d)     1.81%        1.78%        1.79%        1.77%        1.79%(d)
  Net investment income, net of fee waivers     3.91%(d)     4.39%        4.49%        4.64%        4.59%        3.74%(d)
Portfolio turnover rate                            0%          35%         118%         103%         100%         186%


(a)  Net of fees voluntarily waived by the Adviser.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized

(e)  Commencement of distribution.


49


                                                 ALLIANCE MUNICIPAL INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
SUSAN P. KEENAN, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
DAVID M. DOWDEN, VICE PRESIDENT
TERRANCE HULTS, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JUAN J. RODRIGUEZ, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672


(1)  Member of the Audit Committee.


50


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


51


ALLIANCE MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MUNISR